1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                               ------

      Pre-Effective Amendment No.         ....................

      Post-Effective Amendment No.  26     ...................   X
                                  ---------                    ---------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                  --------

      Amendment No. 27   .....................................  X
                   ------                                     ------

                         MONEY MARKET OBLIGATIONS TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _x  immediately upon filing pursuant to paragraph (b)
 __ on _____________________, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
     on _________________, pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                    2101 L Street, N.W.
                    Washington, DC  20037



PROSPECTUS

FEDERATED MASTER TRUST

A Portfolio of Money Market Obligations Trust


A money market mutual fund seeking current income consistent with stability of principal by investing in a portfolio of money market securities maturing in
thirteen months or less.     As with all mutual funds, the Securities and
Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which
the Fund Invests?                                         4
What are the Specific Risks of Investing in the Fund?     5
What do Shares Cost?                                      6
How is the Fund Sold?                                     6
How to Purchase Shares                                    6
How to Redeem Shares                                      7
Account and Share Information                             9
Who Manages the Fund?                                    10
Financial Information

APRIL 28, 1999


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a portfolio of high quality fixed income securities maturing in thirteen months or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other
government agency.      Risk/Return Bar Chart and Table     The Bar Chart and
Performance Table below reflect historical performance data for Federated Master Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

[GRAPH APPEARS HERE]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's actual total returns on a calendar year basis.

The Former Fund's Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value. The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.15%.

Within the period shown in the chart, the Former Fund's highest quarterly return was 2.36% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarters ended June 30 and September 30, 1993).


Average Annual Total Return Table

The following table represents the Former Fund's Average Annual Total Return for the calendar periods ending December 31, 1998.

Calendar Period                                            Fund

1 Year                                                        5.28%
5 Years                                                       5.09%
10 Years                                                      5.51%

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.85%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential
rewards.      What are the Fund's Fees and Expenses?

FEDERATED MASTER TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Federated Master Trust

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price                 None
or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                                   0.40%
Distribution (12b-1) Fee                                                                         None
Shareholder Services Fee                                                                         0.25%
Other Expenses                                                                                   0.13%
Total Annual Fund Operating Expenses (before waivers)1                                           0.78%
Total Waiver of Fund Expenses                                                                    0.33%
Total Actual Annual Fund Operating Expenses (after waivers)2                                     0.45%

1Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of witholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets.

2Total Actual Annual Fund Operating Expenses represent the net expenses the
 Fund expects to actually pay for the fiscal year ended November 30, 1999. For the fiscal year ended November 30, 1998, prior to the reorganization of Federated Master Trust, the Former Fund, as a portfolio of Money Market
 Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual
 Annual Fund Operating Expenses (after waivers) were 0.78% and 0.45%, respectively.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     3 Years        5 Years        10 Years
  $46        $144           $252             $567

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in thirteen months or less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

  The adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the adviser's minimum credit standards. The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the outlook for future activity, . current short-term interest rates, and . recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities from the approved list of securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

  The following describes the principal types of fixed income securities in which the Fund invests.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. The simplest form of asset backed securities are pass-through certificates. An issuer of pass-through certificates gathers payments from an underlying pool of obligations. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders. Asset backed securities may also take the form of commercial paper or notes.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing
another source of payment for a fixed income security.      Repurchase
Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings. Nationally recognized ratings services incude Duff & Phelps Credit Rating Co., Fitch IBCA, Moody's Investors Service, Inc., Standard & Poors Ratings Services,
and Thompson Financial Bankwatch.      What are the Specific Risks of Investing
in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater affect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from nationally recognized ratings services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m. Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper
written redemption instructions as outlined below.      DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information


ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds
available to their customers.      ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.
  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this
Prospectus.          Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 23.

Year Ended November 30                                     1998            1997            1996            1995            1994
Net Asset Value, Beginning of Period                     $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
Income from Investment Operations:
Net investment income                                        0.05            0.05            0.05            0.06            0.04
Less Distributions:
Distributions from net investment income                    (0.05)          (0.05)          (0.05)          (0.06)          (0.04)
Net Asset Value, End of Period                           $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
Total Return1                                                5.33%           5.27%           5.18%           5.73%           3.78%

Ratios to Average Net Assets:
Expenses                                                     0.45%           0.45%           0.45%           0.46%           0.46%
Net investment income                                        5.22%           5.16%           5.04%           5.59%           3.72%
Supplemental Data:
Net assets, end of period (000 omitted)                  $465,134      $  494,399      $  626,764      $  729,144      $  773,260

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

NOVEMBER 30, 1998

Principal                                                                                                                    Value
 Amount
                                                    CERTIFICATE OF DEPOSIT--3.8%
                                                           Banking--3.8%
$    5,000,000  Bankers Trust Co., New York, 5.645%, 2/26/1999                                                      $   4,999,600
     3,500,000  Credit Communal de Belgique, Brussles, 5.650%, 3/19/1999                                                3,498,241
     1,000,000  KeyBank, N.A., 5.080%, 4/9/1999                                                                         1,000,000
     8,000,000  Societe Generale, Paris, 5.706%, 4/16/1999                                                              7,999,370
                TOTAL CERTIFICATE OF DEPOSIT                                                                           17,497,211
                COMMERCIAL PAPER--41.8%1
                Banking--18.3%
     5,000,000  Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London), 5.003%, 5/4/1999            4,895,622
     8,500,000  Aspen Funding Corp., (Insured by MBIA Insurance Corporation, Guaranteed by Deutsche Bank, AG),          8,388,827
                5.634%, 2/25/1999
    21,000,000  Cregem North America, Inc., (Guaranteed by Credit Communal de Belgique, Brussles), 4.943% - 5.605%,    20,822,714
                1/21/1999 - 2/23/1999
    17,549,000  Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 5.119%     17,300,393
                - 5.450%, 1/8/1999 - 4/26/1999
     7,000,000  Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.123%, 4/7/1999         6,876,775
    22,000,000  UBS Finance (Delaware), Inc., (UBS AG LOC), 4.953% - 5.609%,                                           21,786,478
                12/31/1998 - 3/29/1999
     5,000,000  Wood Street Funding Corp., (PNC Bank, N.A. Support Agreement), 5.423%, 2/1/1999                         4,953,931
                TOTAL                                                                                                  85,024,740
                Brokerage--2.1%
    10,000,000  Salomon Smith Barney Holdings, Inc., 5.268%, 1/26/1999                                                  9,919,111
                Consumer Products--3.2%
    15,000,000  Diageo Capital PLC, 5.600%, 12/11/1998                                                                 14,977,125
                Finance - Automotive--3.2%
    15,000,000  Ford Motor Credit Corp., 5.139%, 2/5/1999                                                              14,861,125
                Finance - Commercial--5.3%
     3,000,000  Beta Finance, Inc., 5.106%, 4/15/1999                                                                   2,943,975
    15,000,000  General Electric Capital Corp., 5.058% - 5.455%, 2/12/1999 - 3/17/1999                                 14,819,044
     7,000,000  Sheffield Receivables Corp., 5.369%, 2/5/1999                                                           6,932,240
                TOTAL                                                                                                  24,695,259
                Finance - Retail--4.2%
$    5,000,000  American Express Credit Corp., 5.023%, 4/12/1999                                                    $   4,910,167
    15,000,000  Associates Corp. of North America, 4.867%, 4/19/1999                                                   14,724,896
                TOTAL                                                                                                  19,635,063
                Insurance--5.1%
    12,000,000  CXC, Inc., 5.161% - 5.502%, 12/7/1998 - 5/17/1999                                                      11,764,854
    12,000,000  Marsh & McLennan Cos., Inc., 5.128% - 5.637%, 3/29/1999 - 5/5/1999                                     11,748,796
                TOTAL                                                                                                  23,513,650
                Machinery, Equipment, Auto--0.4%
     2,000,000  Eaton Corp., 5.597%, 5/11/1999                                                                          1,951,521
                TOTAL COMMERCIAL PAPER                                                                                194,577,594
                CORPORATE NOTES--5.3%
                Finance - Automotive--2.7%
     9,094,565  Ford Credit Auto Owner Trust 1998-C, Class A-2, 5.670%, 6/15/1999                                       9,094,565
     3,308,881  MMCA Auto Owner Trust 1998-1, Class A-1, 5.621%, 8/16/1999                                              3,308,881
                TOTAL                                                                                                  12,403,446
                Finance - Commercial--1.1%
     5,000,000  Beta Finance, Inc., 5.790%, 4/8/1999                                                                    4,999,825
                Finance - Retail--1.0%
     4,731,385  Greentree Recreational, Equipment & Consumer Trust 1998-C, Class A-1,                                   4,731,385
                5.554%, 8/15/1999
                Insurance--0.5%
       683,520  ContiMortgage Home Equity Loan Trust 1998-2, Class A-1, (Guaranteed by MBIA Insurance Corporation),       683,520
                5.649%, 6/15/1999
     2,000,000  WFS Financial 1998-C Owner Trust, Class A1, (Guaranteed by FSA),                                        2,000,000
                5.395%, 11/20/1999
                TOTAL                                                                                                   2,683,520
                TOTAL CORPORATE NOTES                                                                                  24,818,176
                LOAN PARTICIPATION--2.6%
                Electrical Equipment--0.7%
     3,100,000  Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.),                              3,100,000
                5.370%, 5/17/1999
                Finance - Automotive--1.1%
     5,000,000  General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.),       5,000,000
                5.320%, 12/1/1998
                Finance - Equipment--0.8%
     4,000,000  Pitney Bowes Credit Corp., 5.324%, 12/10/1998                                                           3,994,700
                TOTAL LOAN PARTICIPATION                                                                               12,094,700
                NOTES - VARIABLE--24.2%3
                Banking--14.4%
$   10,000,000  Bankers Trust Co., New York, 4.920%, 12/1/1998                                                      $   9,996,538
    10,000,000  Barclays Bank PLC, London, 5.320%, 12/1/1998                                                           10,000,000
       665,000  Dave White Chevrolet, Inc., Series 1996, (Huntington National Bank, Columbus, OH LOC), 5.140%,            665,000
                12/3/1998
    25,000,000  2Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank Girozentrale Swap       25,000,000
                Agreement), 5.429%, 12/15/1998
    11,852,138  2Rabobank Optional Redemption Trust, Series 1997-101, 5.343%, 2/15/1999                                11,852,138
     8,000,000  Societe Generale, Paris, 4.923%, 12/1/1998                                                              7,996,347
     1,525,000  White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH LOC), 5.140%,           1,525,000
                12/3/1998
                TOTAL                                                                                                  67,035,023
                Insurance--9.8%
    10,000,000  General American Life Insurance Co., 5.250%, 12/21/1998                                                10,000,000
    11,338,777  2Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes, (Guaranteed by AMBAC), 5.408%,      11,338,777
                12/28/1998
    24,000,000  Peoples Security Life Insurance Company, 5.660%, 12/1/1998                                             24,000,000
                TOTAL                                                                                                  45,338,777
                TOTAL NOTES - VARIABLE                                                                                112,373,800
                REPURCHASE AGREEMENTS--22.1%4
    35,000,000  ABN AMRO Chicago Corp., 5.500%, dated 11/30/1998, due 12/1/1998                                        35,000,000
    10,000,000  J.P. Morgan & Co., Inc., 5.500%, dated 11/30/1998, due 12/1/1998                                       10,000,000
    20,000,000  Nationsbanc Montgomery Securities, Inc., 5.500%, dated 11/30/1998, due 12/1/1998                       20,000,000
    32,700,000  Societe Generale, New York, 5.330%, dated 11/30/1998, due 12/1/1998                                    32,700,000
     5,000,000  Warburg Dillon Reed LLC, 5.350%, dated 11/30/1998, due 12/1/1998                                        5,000,000
                TOTAL REPURCHASE AGREEMENTS                                                                           102,700,000
                TOTAL INVESTMENTS (AT AMORTIZED COST)5                                                              $ 464,061,481

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. As of November 30, 1998, these securities amounted to $48,190,915 which represents 10.4% of net assets.

3 Floating rate note with current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($465,133,895) at November 30, 1998.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FSA  --Financial Security Assurance
LLC  --Limited Liability Corporation
LOC  --Letter of Credit
MBIA --Municipal Bond Investors Assurance
PLC  --Public Limited Company

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

NOVEMBER 30, 1998

Assets:
Investments in repurchase agreements                                                                 $ 102,700,000
Investments in securities                                                                              361,361,481
Total investments in securities, at amortized cost and value                                                         $  464,061,481
Income receivable                                                                                                         1,493,035
Receivable for shares sold                                                                                                1,268,410
 TOTAL ASSETS                                                                                                           466,822,926
Liabilities:
Payable to bank                                                                                             24,559
Payable for shares redeemed                                                                                 41,037
Income distribution payable                                                                              1,556,379
Accrued expenses                                                                                            67,056
 TOTAL LIABILITIES                                                                                                        1,689,031
Net Assets for 465,133,895 shares outstanding                                                                        $  465,133,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$465,133,895 / 465,133,895 shares outstanding                                                                                 $1.00

See Notes which are an integral part of the Financial Statements


Statement of Operations

YEAR ENDED NOVEMBER 30, 1998

Investment Income:
Interest                                                                                                            $     29,786,581
Expenses:
Investment advisory fee                                                                         $    2,105,177
Administrative personnel and services fee                                                              396,826
Custodian fees                                                                                          45,299
Transfer and dividend disbursing agent fees and expenses                                                11,014
Directors'/Trustees' fees                                                                               12,684
Auditing fees                                                                                           15,091
Legal fees                                                                                               7,550
Portfolio accounting fees                                                                               95,264
Shareholder services fee                                                                             1,315,736
Share registration costs                                                                                30,176
Printing and postage                                                                                    13,376
Insurance premiums                                                                                      44,837
Miscellaneous                                                                                           13,332
 TOTAL EXPENSES                                                                                      4,106,362
Waivers:
Waiver of investment advisory fee                                         $       (655,273)
Waiver of shareholder services fee                                              (1,052,589)
 TOTAL WAIVERS                                                                                      (1,707,862)
Net expenses                                                                                                               2,398,500
Net investment income                                                                                               $     27,388,081

See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets

Year Ended November 30                                                                      1998                      1997
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                              $         27,388,081      $         30,087,046
Distributions to Shareholders:
Distributions from net investment income                                                    (27,388,081)              (30,087,046)
Share Transactions:
Proceeds from sale of shares                                                              2,348,710,920             2,432,924,857
Net asset value of shares issued to shareholders in payment of distributions                  6,627,670                 7,298,023
 declared
Cost of shares redeemed                                                                  (2,384,603,857)           (2,572,588,103)
Change in net assets resulting from share transactions                                      (29,265,267)             (132,365,223)
Change in net assets                                                                        (29,265,267)             (132,365,223)
Net Assets:
Beginning of period                                                                         494,399,162               626,764,385
End of period                                                                      $        465,133,895      $        494,399,162

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

NOVEMBER 30, 1998


Federated Master Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Fund is current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at November 30, 1998 is as follows:

Security                                             Acquisition Date  Acquisition Cost
Liquid Asset Backed Securities Trust, Series 1996-3         8/15/1996       $25,000,000
Liquid Asset Backed Securities Trust, Series 1997-3         6/27/1997        11,852,138
Rabobank Optional Redemption Trust, Series 197-101          4/17/1997        11,338,777

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $465,133,895.

 Transactions in shares were as follows:

Year Ended November 30                                                                          1998               1997
Shares sold                                                                                 2,348,710,920      2,432,924,857
Shares issued to shareholders in payment of distributions declared                              6,627,670          7,298,023
Shares redeemed                                                                            (2,384,603,857)    (2,572,588,103)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                 (29,265,267)      (132,365,223)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund or the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses

Interfund Transactions

During the period ended November 30, 1998 the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $127,805,997 and $32,750,498, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Fund.          Independent
Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Master Trust as of November 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years ended November 30, 1998 and 1997, and the financial highlights for the years in the five-year period ended November 30, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Master Trust as of November 30, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
January 15, 1999


Federated Master Trust

A Portfolio of Money Market Obligations Trust



APRIL 28, 1999

A Statement of Additional Information (SAI) dated April 28, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


[FEDERATED LOGO]

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N740 8010411A (4/99)

Federated is a registered mark
of Federated Investors, Inc.        [RECYCLED PAPER LOGO]


Statement of Additional Information



FEDERATED MASTER TRUST

A Portfolio of Money Market Obligations Trust

        This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Master Trust (Fund) dated April 28, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.





   april 28, 1999







                                 Contents
                                 How is the Fund Organized?
                                 Securities in Which the Fund Invests
                                 How is the Fund Sold?
                                 Subaccounting Services
                                 Redemption in Kind
                                 Massachusetts Partnership Law
                                 Account and Share Information
                                 Tax Information
                                 Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                                 Who is Federated Investors, Inc.?
                                 Addresses
   Cusip 60934N740

8010411B  (4/99)

51


HOW IS THE FUND ORGANIZED?

   The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 10, 1977, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated Investment Management Company.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.




SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.


Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


Commercial Paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.


Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.


Mortgage Backed Securities
For purposes of repurchase agreements, the Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.


Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities.


Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.


Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.


Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The Fund does not invest in foreign securities denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


Investing in Securities of Other Investment Companies
The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Trust expects that its investments in other investment companies will be limited to shares of money market funds affiliated with the Trust's investment adviser.


Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


When Issued Transactions
When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.


To Be Announced Securities (TBAs)
As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.


Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Investment Ratings
   An nationally recognized ratings service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), D-1 or D-1+ by Duff & Phelps, or F-1 (+or-) by Fitch IBCA ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized ratings service can be treated as being in the second highest short-term rating category; currently, such securities must be rated by two nationally recognized ratings services two highest rating categories. See "Regulatory Compliance."




INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Liquidity Risks
Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.


Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.


Issuing Senior Securities and Borrowing Money
The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).


Lending Cash or Securities
The Fund will not make loans to other persons; provided, however, that the purchase or holding of money market instruments, to include repurchase agreements and variable amount demand master notes, in accordance with the Fund's investment objective and policies, shall not constitute the making of a loan.


Investing in Commodities
The Fund will not invest in commodities or commodity contracts.


Investing in Real Estate
The Fund will not invest in real estate, except that the Fund may purchase money market instruments issued by companies which invest in real estate or interests therein.


Underwriting
The Fund will not engage in underwriting of securities issued by others.


Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities" as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


   Concentration of Investments
The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.


Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.


Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.


Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


Regulatory Compliance
   The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc.(Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


Supplemental Payments
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

   As of April 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Saxon & Co., Lester, PA, owned approximately 104,641,883 shares (24.08%); Bost & Co., Pittsburgh, PA, owned approximately 29,899,840 shares (6.88%); and Trust Company of Washington, Seattle, WA, owned approximately 29,612,945 shares (6.81%).


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
   The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Trust's Adviser.

   As of April 6, 1999, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding shares.    An asterisk (*) denotes a Trustee who is
deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                                                                          Total
Birth Date                                                                                Aggregate           Compensation From
Address                            Principal Occupations                                  Compensation        Trust and Fund
Position With Trust                for Past Five Years                                    From Trust          Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                  $0     $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                         Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                           54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                      companies
Pittsburgh, PA                     Director, Federated Investment Counseling, and                             in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                        Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                          investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                         companies
TRUSTEE                            Director, Member of Executive Committee, University                        in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;             $20,189     $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                       Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                         investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                        companies
Realtors                           ventures in Southwest Florida; formerly: President,                        in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Funds;                 $0     $0 for the Trust
Birth Date: March 5, 1943          Chairman, President and Chief Executive Officer,                           and 26 other
353 El Brillo Way                  Cunningham & Co., Inc. ; Trustee Associate, Boston                         investment
Palm Beach, FL                     College; Director, EMC Corporation; formerly:                              companies in the
TRUSTEE                            Director, Redgate Communications.                                          Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                           Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                         investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                           companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                        in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                  Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                       investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                       companies
Palm Beach, FL                                                                                                in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Funds;                 $0     $0 for the Trust
Birth Date: April 10, 1945         Management Consultant.                                                     and 26 other
80 South Road                                                                                                 investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                       companies in the
                                   Bank; Chief Financial Officer of Retail Banking                            Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                             Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                      investment
President, Duquesne University                                                                                companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                          in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                            Trust and 54 other
4905 Bayard Street                                                                                            investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                        companies in the
TRUSTEE                            America; business owner.                                                   Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Funds;                 $0     $0 for the Trust
Birth Date: November 28, 1957      President and Director, Heat Wagon, Inc.; President                        and 23 other
2007 Sherwood Drive                and Director, Manufacturers Products, Inc.;                                investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                            companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                            Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                        $0     $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                        and 16 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                      investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                         companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                      Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.




Edward C. Gonzales                                                                                     $0     $0 for the Trust and
Birth Date: October 22, 1930       Trustee or Director of some of the Funds in the                            1 other investment
Federated Investors Tower          Federated Fund Complex; President, Executive Vice                          companies in the
1001 Liberty Avenue                President and Treasurer of some of the Funds in the                        Fund Complex
Pittsburgh, PA                     Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT           Investors, Inc.; Vice President, Federated Investment
                                   Management Company, Federated Investment Counseling,
                                   Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company

John W. McGonigle                  Executive Vice President and Secretary of the                       $0     $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                          and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                        investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                          companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                              Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp
Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                       $0     $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                             and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                               investment
1001 Liberty Avenue                management positions within Funds Financial Services                       companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                      Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                   $0     $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                       and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                           investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                              companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                       Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Investment Management Company and
                                   Passport Research, Ltd.

Richard B. Fisher                  President or Vice President of some of the Funds in                 $0     $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                         and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                           investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                       companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                          Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the Trust.               $0     $0 for the Trust
Birth Date:  September 15,          Ms. Cunningham joined Federated Investors in 1981                         and 6 other
1959                               and has been a Senior Portfolio Manager and a Senior                       investment
Federated Investors Tower          Vice President of the Fund's investment adviser since                      companies in the
1001 Liberty Avenue                1997.  Ms. Cunningham served as a Portfolio Manager                        Fund Complex
Pittsburgh, PA                     and a Vice President of the investment adviser from
VICE PRESIDENT                     1993 until 1996. Ms. Cunningham is a Chartered
                                   Financial Analyst and received her M.S.B.A. in
                                   Finance from Robert Morris College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                 $0     $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                          and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                          investment
Federated Investors Tower          President of the Fund's investment adviser since                           companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                      Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                  $0     $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                       and 9 other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                        investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                          companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                         Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                         Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Deloitte & Touche LLP is the independent public accountant for the Fund.

fees paid by the fund for services
For the Year ended
 November 30                        1998           1997                     1996
Advisory Fee Earned           $2,105,177     $2,332,976               $2,804,812
Advisory Fee Reduction          $655,273       $715,043                 $876,351
Administrative Fee              $396,826       $440,349                 $530,087
 Shareholder Services Fee       $263,147
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by Shareholders who use the transfer agent's subaccounting facilities.

   or the fiscal years ended November 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the fund's reorganization as a portfolio of the Trust on April 30, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and ten-year periods ended November 30, 1998.

Yield and Effective Yield given for the 7-day period ended November 30, 1998.

        Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.

                            7-Day Period          1 Year   5 Years      10 Years

Total Return                N/A                   5.33%    5.06%        5.54%
Yield                       4.93%
Effective Yield             5.05%

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


yIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power: and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


 PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.




federated funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

federated clients overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

federated master trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA
 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA
02266-8600

Independent Public Accountants
Deloitte & Touche LLP
125 Summer Street
Boston, MA
02110-1617


                                                             FMT APPENDIX

The Bar Chart and Performance Table below reflect historical performance data for Federated Master Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation for the last ten calendar years of the Fund beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1989 through 1998. The percentages noted are:
9.18%, 8.11%, 5.98%, 3.61%, 2.90%, 3.99%, 5.73%, 5.15%, 5.30% and 5.28%,
respectively.

The bar chart shows the variability of the Former Fund's actual total returns on a calendar year basis.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share.

The Former Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.15%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 2.36% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarters ended June 30 and September 30, 1993).

The following table represents the Fomer Fund's Average Annual Total Return for the calendar periods ending December 31, 1998..

Calendar Period
1 Year            5.28%
5 Years           5.09%
10 Years 5.51%

The Former Fund's 7-Day net yield as of December 31, 1998 was 4.85%.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


PROSPECTUS

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. government securities maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           6
How to Redeem Shares                                             7
Account and Share Information                                    8
Who Manages the Fund?                                            9
Financial Information                                           10
Report of Independent Public Accountants                        20

APRIL 28, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

  This investment objective cannot be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio
will be 90 days or less.      WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other
government agency.     Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflects historical performance data for Federated Short-Term U.S. Government Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

Graphic representation omitted.  See FST Appendix.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's actual total returns on a calendar year basis.

The Former Fund's shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value. The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.12%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 2.34% (quarter ended June 30, 1989). Its lowest quarterly return was 0.72% (quarter ended June 30, 1993).

Average Annual Total Return Table

The following table represents the Former Fund's Average Annual Total Return for the calendar periods ending December 31, 1998.

Calendar Period                                       Fund
1 Year                                                   5.16%
5 Year                                                   5.04%
10 Year                                                  5.49%

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.63%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

This table describes the fees and expenses that you may pay if you buy and hold shares of Federated Short-Term U.S. Government Trust.

Shareholder Fees
Fees Paid Directly From Your Investment Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None Maximum Deferred
Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering None price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                         None
Exchange Fee                                                                                                               None

Annual Fund Operating Expenses (before waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                                                          0.40%
Distribution (12b-1) Fee                                                                                                   None
Shareholder Services Fee/3/                                                                                                0.25%
Other Expenses                                                                                                             0.15%
Total Annual Fund Operating Expenses/4/                                                                                    0.80%

1Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending
 December 31, 1999. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending December 31, 1999.

    Total Waiver of Fund Expenses                                                                                            0.34%
    Total Actual Annual Fund Operating Expenses (after waivers)/4/                                                           0.46%

2The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.26% for the fiscal year ended December 31, 1999.

3The shareholder services provider expects to voluntarily reduce a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary reduction) is expected to be 0.05% for the fiscal year ended December 31, 1999.

4For the fiscal year ended December 31, 1998, prior to the reorganization of Federated Short-Term U.S. Government Trust, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) were 0.79% and 0.46%, respectively.




EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year           3 Years        5 Years        10 Years
  $81              $252           $439             $978

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The average maturity of the Fund's portfolio will be 90 days or less.
  The Adviser targets an average portfolio maturity range by assessing likely movements in interest rates based upon general economic and market conditions. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
 Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m. Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper
written redemption instructions as outlined below.      DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:
 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed; and
 .  signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburses the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 20.

Year Ended December 31                          1998            1997              1996              1995                  1994
Net Asset Value, Beginning of Period           $   1.00        $   1.00          $   1.00          $   1.00              $   1.00
Income from Investment Operations:
Net investment income                              0.05            0.05              0.05              0.06                  0.04
Less Distributions:
Distributions from net investment income          (0.05)          (0.05)            (0.05)            (0.06)                (0.04)
Net Asset Value, End of Period                 $   1.00        $   1.00          $   1.00          $   1.00              $   1.00
Total Return1                                      5.16%           5.24%             5.10%             5.72%                 3.99%

Ratios to Average Net Assets:
Expenses                                           0.46%           0.46%             0.46%             0.46%                 0.45%
Net investment income                              5.04%           5.10%             4.99%             5.57%                 3.89%
Expense waiver2                                    0.33%           0.33%             0.33%             0.32%                 0.11%
Supplemental Data:
Net assets, end of period (000omitted)         $350,019        $489,292          $609,589          $773,851              $977,106

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

DECEMBER 31, 1998

Principal Amount                                                                                                Value
                     SHORTTERM OBLIGATIONS55.1%
$      2,500,000     Federal Farm Credit Bank Note, 5.500%, 4/1/1999                                               $      2,499,155
      29,000,000   1 Federal Home Loan Bank System Floating Rate Notes, 4.800% - 5.133%, 1/5/1999 - 3/1/1999             28,992,113
       8,200,000     Federal Home Loan Bank System Notes, 5.080% - 5.705%, 3/26/1999 - 11/9/1999                          8,198,236
      28,878,000   2 Federal Home Loan Mortgage Corp. Discount Notes, 4.890% - 5.090%, 1/29/1999 - 3/15/1999             28,671,388
      15,000,000   1 Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.182% - 5.361%, 1/19/1999 -                  14,993,950
                     2/17/1999
       6,500,000     Federal Home Loan Mortgage Corp. Notes, 5.544% - 5.605%, 3/12/1999 - 8/13/1999                       6,498,376
      69,700,000   2 Federal National Mortgage Association Discount Notes, 4.400% - 5.160%, 1/15/1999 -                  68,647,970
                     7/30/1999
      17,000,000   1 Federal National Mortgage Association Floating Rate Notes, 5.021% - 5.334%, 1/5/1999 -              16,996,770
                     2/28/1999
      10,500,000     Federal National Mortgage Association Notes, 4.780% - 5.650%, 2/19/1999 - 11/30/1999                10,496,133
       5,000,000   1 Student Loan Marketing Association Floating Rate Notes, 5.090% - 5.388%, 1/5/1999                    4,997,860
       2,000,000     Student Loan Marketing Association Notes, 5.580%, 3/11/1999                                          1,999,919
                     TOTAL SHORT-TERM OBLIGATIONS                                                                       192,991,870
                     REPURCHASE AGREEMENTS45.6%3
      10,000,000     ABN AMRO Chicago Corp., 5.100%, dated 12/31/1998, due 1/4/1999                                      10,000,000
      10,000,000     Bankers Trust Corp., 5.100%, dated 12/31/1998, due 1/4/1999                                         10,000,000
       8,700,000     Deutsche Bank Government Securities, Inc., 4.875%, dated 12/31/1998, due 1/4/1999                    8,700,000
       9,000,000   4 Goldman Sachs Group, LP, 5.190%, dated 10/8/1998, due 1/6/1999                                       9,000,000
      11,000,000   4 J.P. Morgan & Co., Inc., 5.150%, dated 10/15/1998, due 1/13/1999                                    11,000,000
       5,000,000   4 J.P. Morgan & Co., Inc., 5.150%, dated 11/2/1998, due 1/6/1999                                       5,000,000
$     16,000,000   4 Morgan Stanley Group, Inc., 4.860%, dated 10/15/1998, due 1/14/1999                           $     16,000,000
      15,000,000     Nationsbanc Montgomery Securities, Inc., 5.100%, dated 12/31/1998, due 1/4/1999                     15,000,000
      75,000,000     PaineWebber Group, Inc., 5.100%, dated 12/31/1998, due 1/4/1999                                     75,000,000
                     TOTAL REPURCHASE AGREEMENTS                                                                        159,700,000
                     TOTAL INVESTMENTS (AT AMORTIZED COST)5                                                        $    352,691,870

1 Current rate and next reset date shown.

2 Each issue shows the rate of discount at the time of purchase.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($350,018,926) at December 31, 1998.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

DECEMBER 31, 1998

Assets:
Investments in repurchase agreements                                                     $ 159,700,000
Investments in securities                                                                  192,991,870
Total investments in securities, at amortized cost and value                                             $  352,691,870
Cash                                                                                                             86,750
Income receivable                                                                                             1,293,202
Receivable for shares sold                                                                                       73,280
 TOTAL ASSETS                                                                                               354,145,102
Liabilities:
Payable for investments purchased                                                            2,998,530
Payable for shares redeemed                                                                    129,665
Income distribution payable                                                                    935,837
Accrued expenses                                                                                62,144
 TOTAL LIABILITIES                                                                                            4,126,176
Net Assets for 350,018,926 shares outstanding                                                            $  350,018,926
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
$350,018,926 / 350,018,926 shares outstanding                                                                     $1.00

See Notes which are an integral part of the Financial Statements


Statement of Operations

YEAR ENDED DECEMBER 31, 1998

Investment Income:
Interest                                                                                                     $ 20,682,938
Expenses:
Investment advisory fee                                                                    $  1,502,252
Administrative personnel and services fee                                                       283,175
Custodian fees                                                                                   19,800
Transfer and dividend disbursing agent fees and expenses                                         67,846
Directors'/Trustees' fees                                                                        13,597
Auditing fees                                                                                    13,192
Legal fees                                                                                       10,176
Portfolio accounting fees                                                                        69,746
Shareholder services fee                                                                        938,907
Share registration costs                                                                         22,448
Printing and postage                                                                              8,707
Insurance premiums                                                                                5,479
Miscellaneous                                                                                     8,704
 TOTAL EXPENSES                                                                               2,964,029
Waivers
Waiver of investment advisory fee                                          $ (468,786)
Waiver of shareholder services fee                                           (751,126)
 TOTAL WAIVERS                                                                               (1,219,912)
Net expenses                                                                                                    1,744,117
Net investment income                                                                                        $ 18,938,821

See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets

Year Ended December 31                                                           1998                      1997
Increase (Decrease) in Net Assets
Operations:
Net investment income                                                            $          18,938,821     $          26,938,415
Distributions to Shareholders:
Distributions from net investment income                                                   (18,938,821)              (26,938,415)
Share Transactions:
Proceeds from sale of shares                                                             1,340,144,670             1,781,376,018
Net asset value of shares issued to shareholders in payment of                               5,415,142                 7,242,227
 distributions declared
Cost of shares redeemed                                                                 (1,484,833,055)           (1,908,915,031)
Change in net assets resulting from share transactions                                    (139,273,243)             (120,296,786)
Change in net assets                                                                      (139,273,243)             (120,296,786)
Net Assets:
Beginning of period                                                                        489,292,169               609,588,955
End of period                                                                    $         350,018,926     $         489,292,169

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

DECEMBER 31, 1998


Federated Short-Term U.S. Government Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the
settlement date.          Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 1998, capital paid-in aggregated $350,018,926. Transactions in shares were as follows:

Year Ended December 31                                                                         1998               1997
Shares sold                                                                                1,340,144,670      1,781,376,018
Shares issued to shareholders in payment of distributions declared                             5,415,142          7,242,227
Shares redeemed                                                                           (1,484,833,055)    (1,908,915,031)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                               (139,273,243)      (120,296,786)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Fund.          Report of
Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST:

WE HAVE AUDITED THE ACCOMPANYING STATEMENT OF ASSETS AND LIABILITIES OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST (A MASSACHUSETTS BUSINESS TRUST), INCLUDING THE SCHEDULE OF PORTFOLIO OF INVESTMENTS, AS OF DECEMBER 31, 1998, AND THE RELATED STATEMENT OF OPERATIONS FOR THE YEAR THEN ENDED, THE STATEMENT OF CHANGES IN NET ASSETS, AND THE FINANCIAL HIGHLIGHTS FOR THE PERIODS PRESENTED. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS.

WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM OUR AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. OUR PROCEDURES INCLUDED CONFIRMATION OF SECURITIES OWNED AS OF DECEMBER 31, 1998, BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS. AS TO CONFIRMATION REPLIES NOT RECEIVED, WE CARRIED OUT OTHER ALTERNATIVE AUDITING PROCEDURES. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.

IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST AS OF DECEMBER 31, 1998, THE RESULTS OF ITS OPERATIONS FOR THE YEAR THEN ENDED, THE CHANGES IN ITS NET ASSETS, AND ITS FINANCIAL HIGHLIGHTS FOR THE PERIODS PRESENTED, IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

                                                             ARTHUR ANDERSEN LLP
Boston, Massachusetts
February 22, 1999



[Federated Logo]

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

APRIL 28, 1999

A Statement of Additional Information (SAI) dated April 28, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments in contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400. You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[FEDERATED LOGO]
Federated Short-Term U.S. Government Trust
Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950
Cusip 60934N765

8020102A (4/99)

[RECYCLED PAPER LOGO]



Statement of Additional Information



FEDERATED MASTER TRUST

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated
Master Trust (Fund) dated April 28, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.






april 28, 1999








                         Contents
                         How is the Fund Organized?
                         Securities in Which the Fund Invests
                         How is the Fund Sold?
                         Subaccounting Services
                         Redemption in Kind
                         Massachusetts Partnership Law
                         Account and Share Information
                         Tax Information
                         Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                         Who is Federated Investors, Inc.?
                         Addresses
   Cusip 60934N740

8010411B  (4/99)

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 10, 1977, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated Investment Management Company.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.




SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.


Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


Commercial Paper
Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.


Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.


Mortgage Backed Securities
For purposes of repurchase agreements, the Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.


Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities.


Bank Instruments

     Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.


Insurance Contracts
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.


Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o    the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

The Fund does not invest in foreign securities denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


Investing in Securities of Other Investment Companies
The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Trust expects that its investments in other investment companies will be limited to shares of money market funds affiliated with the Trust's investment adviser.


Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


When Issued Transactions
When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.


To Be Announced Securities (TBAs)
As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.


Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


Investment Ratings
   An nationally recognized ratings service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), D-1 or D-1+ by Duff & Phelps, or F-1 (+or-) by Fitch IBCA ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one nationally recognized ratings service can be treated as being in the second highest short-term rating category; currently, such securities must be rated by two nationally recognized ratings services two highest rating categories. See "Regulatory Compliance."




INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Liquidity Risks
Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.


Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but it may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.


Issuing Senior Securities and Borrowing Money
The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).


Lending Cash or Securities
The Fund will not make loans to other persons; provided, however, that the purchase or holding of money market instruments, to include repurchase agreements and variable amount demand master notes, in accordance with the Fund's investment objective and policies, shall not constitute the making of a loan.


Investing in Commodities
The Fund will not invest in commodities or commodity contracts.


Investing in Real Estate
The Fund will not invest in real estate, except that the Fund may purchase money market instruments issued by companies which invest in real estate or interests therein.


Underwriting
The Fund will not engage in underwriting of securities issued by others.


Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities" as defined by the Investment Company Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


   Concentration of Investments
The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.


Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.


Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.


Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


Regulatory Compliance
   The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc.(Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


Supplemental Payments
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

   As of April 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Saxon & Co., Lester, PA, owned approximately 104,641,883 shares (24.08%); Bost & Co., Pittsburgh, PA, owned approximately 29,899,840 shares (6.88%); and Trust Company of Washington, Seattle, WA, owned approximately 29,612,945 shares (6.81%).


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
   The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Trust's Adviser.

   As of April 6, 1999, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding shares.    An asterisk (*) denotes a Trustee who is
deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                                                                          Total
Birth Date                                                                                Aggregate           Compensation From
Address                            Principal Occupations                                  Compensation        Trust and Fund
Position With Trust                for Past Five Years                                    From Trust          Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                  $0     $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                         Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                           54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                      companies
Pittsburgh, PA                     Director, Federated Investment Counseling, and                             in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                        Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                          investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                         companies
TRUSTEE                            Director, Member of Executive Committee, University                        in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;             $20,189     $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                       Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                         investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                        companies
Realtors                           ventures in Southwest Florida; formerly: President,                        in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Funds;                 $0     $0 for the Trust
Birth Date: March 5, 1943          Chairman, President and Chief Executive Officer,                           and 26 other
353 El Brillo Way                  Cunningham & Co., Inc. ; Trustee Associate, Boston                         investment
Palm Beach, FL                     College; Director, EMC Corporation; formerly:                              companies in the
TRUSTEE                            Director, Redgate Communications.                                          Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                           Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                         investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                           companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                        in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                  Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                       investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                       companies
Palm Beach, FL                                                                                                in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Funds;                 $0     $0 for the Trust
Birth Date: April 10, 1945         Management Consultant.                                                     and 26 other
80 South Road                                                                                                 investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                       companies in the
                                   Bank; Chief Financial Officer of Retail Banking                            Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                             Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                      investment
President, Duquesne University                                                                                companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                          in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                            Trust and 54 other
4905 Bayard Street                                                                                            investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                        companies in the
TRUSTEE                            America; business owner.                                                   Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Funds;                 $0     $0 for the Trust
Birth Date: November 28, 1957      President and Director, Heat Wagon, Inc.; President                        and 23 other
2007 Sherwood Drive                and Director, Manufacturers Products, Inc.;                                investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                            companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                            Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                        $0     $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                        and 16 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                      investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                         companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                      Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.




Edward C. Gonzales                                                                                     $0     $0 for the Trust and
Birth Date: October 22, 1930       Trustee or Director of some of the Funds in the                            1 other investment
Federated Investors Tower          Federated Fund Complex; President, Executive Vice                          companies in the
1001 Liberty Avenue                President and Treasurer of some of the Funds in the                        Fund Complex
Pittsburgh, PA                     Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT           Investors, Inc.; Vice President, Federated Investment
                                   Management Company, Federated Investment Counseling,
                                   Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company

John W. McGonigle                  Executive Vice President and Secretary of the                       $0     $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                          and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                        investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                          companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                              Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp
Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                       $0     $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                             and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                               investment
1001 Liberty Avenue                management positions within Funds Financial Services                       companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                      Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                   $0     $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                       and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                           investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                              companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                       Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Investment Management Company and
                                   Passport Research, Ltd.

Richard B. Fisher                  President or Vice President of some of the Funds in                 $0     $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                         and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                           investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                       companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                          Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the Trust.               $0     $0 for the Trust
Birth Date:  September 15,          Ms. Cunningham joined Federated Investors in 1981                         and 6 other
1959                               and has been a Senior Portfolio Manager and a Senior                       investment
Federated Investors Tower          Vice President of the Fund's investment adviser since                      companies in the
1001 Liberty Avenue                1997.  Ms. Cunningham served as a Portfolio Manager                        Fund Complex
Pittsburgh, PA                     and a Vice President of the investment adviser from
VICE PRESIDENT                     1993 until 1996. Ms. Cunningham is a Chartered
                                   Financial Analyst and received her M.S.B.A. in
                                   Finance from Robert Morris College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                 $0     $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                          and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                          investment
Federated Investors Tower          President of the Fund's investment adviser since                           companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                      Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                  $0     $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                       and 9 other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                        investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                          companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                         Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                             the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Deloitte & Touche LLP is the independent public accountant for the Fund.



fees paid by the fund for services
For the Year ended
 November 30                                 1998               1997        1996
Advisory Fee Earned                    $2,105,177         $2,332,976  $2,804,812
Advisory Fee Reduction                   $655,273           $715,043    $876,351
Administrative Fee                       $396,826           $440,349    $530,087
 Shareholder Services Fee                $263,147
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by Shareholders who use the transfer agent's subaccounting facilities.


or the fiscal years ended November 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the fund's reorganization as a portfolio of the Trust on April 30, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and ten-year periods ended November 30, 1998.

Yield and Effective Yield given for the 7-day period ended November 30, 1998.


     Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.

                            7-Day Period          1 Year   5 Years      10 Years

Total Return                N/A                   5.33%    5.06%         5.54%
Yield                       4.93%
Effective Yield             5.05%

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


yIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power: and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


 PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.




federated funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

federated clients overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

federated master trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA
 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA
02266-8600

Independent Public Accountants
Deloitte & Touche LLP
125 Summer Street
Boston, MA
02110-1617


                                  FST APPENDIX


The Bar Chart and Performance Table below reflect historical performance data for Federated Short-Term U.S. Government Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 1.00% up to 10.00%.

The `x' axis represents calculation for the last ten calendar years of the Fund beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1988 through 1997. The percentages noted are:
9.17%, 8.11%, 5.93%, 3.64%, 2.95%, 3.99%, 5.72%, 5.10%, 5.24% and 5.16%,
respectively.

The bar chart shows the variability of the Former Fund's actual total returns on a yearly basis.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share.

The Former Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.12%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 2.34% (quarter ended June 30, 1989). Its lowest quarterly return was 0.72% (quarter ended June 30, 1993).

The following table represents the Former Fund's Average Annual Total Return for the calendar periods ending December 31, 1998.

Calendar Period
1 Year            5.16%
5 Years           5.04%
10 Years 5.49%

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.63%

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


PROSPECTUS

TRUST FOR GOVERNMENT CASH RESERVES

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. government securities maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            4
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           5
How to Redeem Shares                                             6
Account and Share Information                                    8
Who Manages the Fund?                                            9
Financial Information                                           10

APRIL 28, 1999


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with the stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. The dollar-weighted average maturity of the Fund's portfolio will be 60 days or less; no portfolio security will have a maturity of more than 13 months.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other
government agency.      Risk/Return Bar Chart and Table     The Bar Chart and
Performance Table below reflect historical performance data for Trust for Government Cash Reserves (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

Graphic representation omitted.  See TGCR Appendix.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's actual total returns on a calendar year basis.

The Former Fund's Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value. The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.12%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 1.94% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarters ended March 31, 1993 and June 30, 1993).

Average Annual Total Return Table

The following table represents the Former Fund's Average Annual Total Return for the calendar periods ending December 31, 1998.

Calendar Period                                      Fund

1 Year                                                   5.11%
5 Years                                                  4.98%
Start of Performance1                                    5.26%

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.71%.

1 The Former Fund's start of performance date was March 30, 1989. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential
rewards.          What are the Fund's Fees and Expenses?

TRUST FOR GOVERNMENT CASH RESERVES

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Trust for Government Cash Reserves.


Shareholder Fees
        Fees Paid Directly From Your Investment Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None Maximum Deferred
Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if applicable) None Exchange
Fee None

Annual Fund Operating Expenses (before waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                             0.40%
Distribution (12b-1) Fee                                                                                                    None
Shareholder Services Fee3                                                                                                   0.25%
Other Expenses                                                                                                              0.12%
Total Annual Fund Operating Expenses4                                                                                       0.77%
1   Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending November 30, 1999. These are shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending November30,1999.
    Total Waiver of Fund Expenses                                                                                           0.31%
    Total Actual Annual Fund Operating Expenses (after waivers)4                                                            0.46%
2The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.29% for the fiscal year ended November 30, 1999.
3The shareholder services provider expects to voluntarily reduce a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary reduction) is expected to be
 0.05% for the fiscal year ended November 30, 1999.
4For the fiscal year ended November 30, 1998, prior to the reorganization of
 Trust for Government Cash Reserves, the Former Fund, as a portfolio of Money
 Market Obligations Trust, the Total Annual Fund Operating Expenses and Total
 Actual Annual Fund Operating Expenses (after waivers) were 0.77% and 0.46%, respectively.


EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     3 Years        5 Years        10 Years
  $79        $246           $428             $954


What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. Portfolio securities will have a maturity of 397 days or less. However, in an effort to qualify for the highest rating for money market funds issued by a nationally recognized rating service, the Fund intends to limit the dollar-weighted average maturity of its portfolio to 60 days or less.

  The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the outlook for future activity, . current short-term interest rates, and . recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater affect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's distributor markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, corporations, unions, hospitals, insurance companies, and municipalities. The Fund may not be a suitable investment for retirement plans. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 2:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or
 Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without the day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .    your redemption will be sent to an address other than the address of record;
 . your redemption will be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues Share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds
available to their customers.      ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.
  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Aurthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 18.


Year Ended November 30                         1998              1997              1996              1995              1994
Net Asset Value, Beginning of Period              $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
Income from Investment Operations:
Net investment income                                 0.05              0.05              0.05              0.05              0.04
Less Distributions:
Distributions from net investment income             (0.05)            (0.05)            (0.05)            (0.05)            (0.04)
Net Asset Value, End of Period                    $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
Total Return1                                         5.16%             5.15%             5.08%             5.60%             3.74%

Ratios to Average Net Assets:
Expenses                                              0.46%             0.46%             0.46%             0.45%             0.45%
Net investment income                                 5.06%             5.02%             4.99%             5.45%             3.68%
Expense waiver/reimbursement2                         0.31%             0.31%             0.32%             0.32%             0.10%
Supplemental Data:
Net assets, end of period (000 omitted)           $535,007          $562,704          $599,550          $739,553          $978,691


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

NOVEMBER 30, 1998


Principal
 Amount                                                                                                              Value

                                                   GOVERNMENT AGENCIES--102.2%
$110,342,000     1  Federal Farm Credit System Discount Notes, 4.690% - 5.170%, 12/7/1998 - 8/5/1999            $ 109,651,855
25,000,000       2  Federal Farm Credit System Floating Rate Notes, 4.820% - 5.354%, 12/24/1998 - 3/1/1999         24,989,332
9,000,000           Federal Farm Credit System, 5.500% - 5.550%, 4/1/1999 - 6/1/1999                                9,016,317
199,861,000      1  Federal Home Loan Bank System Discount Notes, 4.610% - 5.365%, 12/1/1998 - 5/26/1999          198,565,055
102,000,000      2  Federal Home Loan Bank System Floating Rate Notes, 4.780% - 5.458%, 12/2/1998 - 3/1/1999      101,969,773
9,500,000           Federal Home Loan Bank System, 5.000% - 5.705%, 5/5/1999 - 10/27/1999                           9,498,030
22,000,000       1  Student Loan Marketing Association Discount Notes, 4.770% - 5.150%, 12/1/1998 -                21,990,063
                    12/16/1998
30,000,000       2  Student Loan Marketing Association Floating Rate Notes, 4.770% - 5.260%, 12/2/1998 -           29,993,354
                    1/4/1999
27,000,000          Student Loan Marketing Association Master Notes, 5.210%, 12/8/1998                             27,000,000
14,300,000          Student Loan Marketing Association, 5.400% - 5.583%, 2/10/1999 - 9/16/1999                     14,298,355
                    TOTAL GOVERNMENT AGENCIES                                                                   $ 546,972,134
                    TOTAL INVESTMENTS (AT AMORTIZED COST)3                                                      $ 546,972,134


1 Rates noted reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($535,006,516) at November 30, 1998.

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

NOVEMBER 30, 1998

Assets:
Total investments in securities, at amortized cost and value                                             $  546,972,134
Cash                                                                                                            969,233
Income receivable                                                                                             1,834,359
 TOTAL ASSETS                                                                                               549,775,726
Liabilities:
Payable for investments purchased                                                         $ 12,990,948
Income distribution payable                                                                  1,718,826
Accrued expenses                                                                                59,436
 TOTAL LIABILITIES                                                                                           14,769,210
Net Assets for 535,006,516 shares outstanding                                                            $  535,006,516
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$535,006,516 / 535,006,516 shares outstanding                                                                     $1.00


See Notes which are an integral part of the Financial Statements


Statement of Operations

YEAR ENDED NOVEMBER 30, 1998

Investment Income:
Interest                                                                                                      $ 30,423,637
Expenses:
Investment advisory fee                                                                     $  2,210,660
Administrative personnel and services fee                                                        416,709
Custodian fees                                                                                    34,062
Transfer and dividend disbursing agent fees and expenses                                          13,007
Directors'/Trustees' fees                                                                         13,719
Auditing fees                                                                                     13,303
Legal fees                                                                                         6,281
Portfolio accounting fees                                                                         96,616
Shareholder services fee                                                                       1,381,676
Share registration costs                                                                          20,236
Printing and postage                                                                               8,225
Insurance premiums                                                                                 5,425
Miscellaneous                                                                                     14,230
 TOTAL EXPENSES                                                                                4,234,149
Waivers:
Waiver of investment advisory fee                                         $   (595,406)
Waiver of shareholder services fee                                          (1,105,341)
 TOTAL WAIVERS                                                                                (1,700,747)
Net expenses                                                                                                     2,533,402
Net investment income                                                                                         $ 27,890,235


See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets


Year Ended November 30                                                                    1998                  1997
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                              $     27,890,235      $     32,056,703
Distributions to Shareholders:
Distributions from net investment income                                                (27,890,235)          (32,056,703)
Share Transactions:
Proceeds from sale of shares                                                          1,501,544,374         2,284,291,335
Net asset value of shares issued to shareholders in payment of distributions              3,374,747             3,196,694
 declared
Cost of shares redeemed                                                              (1,532,616,817)       (2,324,334,027)
Change in net assets resulting from share transactions                                  (27,697,696)          (36,845,998)
Change in net assets                                                                    (27,697,696)          (36,845,998)
Net Assets:
Beginning of period                                                                     562,704,212           599,550,210
End of period                                                                      $    535,006,516      $    562,704,212


See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

NOVEMBER 30, 1998

Trust for Government Cash Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end, management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $535,006,516.

 Transactions in shares were as follows:

Year Ended November 30                                                       1998               1997
Shares sold                                                              1,501,544,374      2,284,291,335
Shares issued to shareholders in payment of distributions declared           3,374,747          3,196,694
Shares redeemed                                                         (1,532,616,817)    (2,324,334,027)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                              (27,697,696)       (36,845,998)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Trust.          Report of
Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Trust for Government Cash Reserves (a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for Government Cash Reserves as of November 30, 1998 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Boston, Massachusetts
January 15, 1999


Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust


APRIL 28, 1999


A Statement of Additional Information (SAI) dated April 28, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400. You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[FEDERATED LOGO]
Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Investment Company Act File No. 811-5950
Cusip 60934N773

9022103A (4/99)

Federated is a registered mark of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.    [RECYCLED PAPER LOGO]





Statement of Additional Information



TRUST FOR GOVERNMENT CASH RESERVES

A Portfolio of Money Market Obligations Trust
   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for Government Cash Reserves
(Fund), dated April 28, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.





   April 28, 1999







                               Contents
                               How is the Fund Organized?
                               Securities in Which the Fund Invests
                               How is the Fund Sold?
                               Subaccounting Services
                               Redemption in Kind
                               Massachusetts Partnership Law
                               Account and Share Information
                               Tax Information
                               Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                               Who is Federated Investors, Inc.?
                               Addresses
   Cusip 60934N773

9022103B (4/99)

HOW IS THE FUND ORGANIZED?

   The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on January 26, 1989, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated Investment Management Company.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.
     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks. Agency Securities Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities. Zero Coupon Securities Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market risks of a zero coupon security. There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S.
     Treasury zero coupon securities.    Investing in Securities of Other
     Investment Companies The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Trust expects that its investments in other investment companies will be limited to shares of money market funds affiliated with the Trust's investment adviser.
Special Transactions
     When Issued Transactions
     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.
Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.


Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.


Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities, permitted by its investment objective, policies, and limitations.


Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


Investing in Real Estate
The Fund will not purchase or sell real estate.


Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.


Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed unless authorized by the vote of a majority of its outstanding voting securities. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.


Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


Regulatory Compliance
   The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

   The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

   As of April 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

NMF & Co., Boston, MA, owned approximately 115,448,142 shares (23.31%); Friedmar & Co., Richmond, CA, owned approximately 36,021,091 shares (7.27%); Fiduciary Tr. Co. International, New York, NY, owned approximately 36,005,000 shares (7.27%); Acadia & Co., Boston, MA, owned approximately 35,420,537 shares (7.15%); The Bank of the West, San Jose, CA, owned approximately 30,192,746 shares (6.10%); and City National Bank, Los Angeles, CA, owned approximately 24,833,880 shares (5.02%).


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
   The Board is responsible for managing the Trust's business affairs and for exercising all the s powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust consists of 13 funds and the Federated Fund Complex includes 56 investment companies whose investment adviser is affiliated with the s Adviser.

   As of April 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name                                                                                                          Total
Birth Date                                                                                Aggregate           Compensation From
Address                        Principal Occupations                                      Compensation        Trust and Fund
Position With Trust            for Past Five Years                                        From Trust          Complex
John F. Donahue*+              Chief Executive Officer and Director or Trustee of                      $0     $0 for the
Birth Date: July 28, 1924      the Federated Fund Complex; Chairman and Director,                             Trust and
Federated Investors Tower      Federated Investors, Inc.; Chairman and Trustee,                               54 other investment
1001 Liberty Avenue            Federated Investment Management Company; Chairman and                          companies
Pittsburgh, PA                 Director, Federated Investment Counseling, and                                 in the Fund Complex
CHAIRMAN AND TRUSTEE           Federated Global Investment Management Corp.;
                               Chairman, Passport Research, Ltd.
Thomas G. Bigley               Director or Trustee of the Federated Fund Complex;                 $18,351     $113,860.22 for the
Birth Date: February 3, 1934   Director, Member of Executive Committee, Children's                            Trust and 54 other
15 Old Timber Trail            Hospital of Pittsburgh; formerly: Senior Partner,                              investment
Pittsburgh, PA                 Ernst & Young LLP; Director, MED 3000 Group, Inc.;                             companies
TRUSTEE                        Director, Member of Executive Committee, University                            in the Fund Complex
                               of Pittsburgh.

John T. Conroy, Jr.            Director or Trustee of the Federated Fund Complex;                 $20,189     $125,264.48 for the
Birth Date: June 23, 1937      President, Investment Properties Corporation; Senior                           Trust and 54 other
Wood/IPC Commercial Dept.      Vice President, John R. Wood and Associates, Inc.,                             investment
John R. Wood Associates, Inc.  Realtors; Partner or Trustee in private real estate                            companies
Realtors                       ventures in Southwest Florida; formerly: President,                            in the Fund Complex
3255 Tamiami Trial North       Naples Property Management, Inc. and Northgate
Naples, FL                     Village Development Corporation.
TRUSTEE

John F. Cunningham++           Director or Trustee of some of the Federated Funds;                     $0     $0 for the Trust
Birth Date: March 5, 1943      Chairman, President and Chief Executive Officer,                               and 26 other
353 El Brillo Way              Cunningham & Co., Inc. ; Trustee Associate, Boston                             investment
Palm Beach, FL                 College; Director, EMC Corporation; formerly:                                  companies in the
TRUSTEE                        Director, Redgate Communications.                                              Fund Complex

                               Retired: Chairman of the Board and Chief Executive
                               Officer, Computer Consoles, Inc., President and Chief
                               Operating Officer, Wang Laboratories; Director, First
                               National Bank of Boston; Director, Apollo Computer,
                               Inc.

Lawrence D. Ellis, M.D.*       Director or Trustee of the Federated Fund Complex;                 $18,351     $113,860.22 for the
Birth Date: October 11, 1932   Professor of Medicine, University of Pittsburgh;                               Trust and 54 other
3471 Fifth Avenue              Medical Director, University of Pittsburgh Medical                             investment
Suite 1111                     Center - Downtown; Hematologist, Oncologist, and                               companies
Pittsburgh, PA                 Internist, University of Pittsburgh Medical Center;                            in the Fund Complex
TRUSTEE                        Member, National Board of Trustees, Leukemia Society
                               of America.

Peter E. Madden                Director or Trustee of the Federated Fund Complex;                 $18,351     $113,860.22 for the
Birth Date: March 16, 1942     formerly: Representative, Commonwealth of                                      Trust and 54 other
One Royal Palm Way             Massachusetts General Court; President, State Street                           investment
100 Royal Palm Way             Bank and Trust Company and State Street Corporation.                           companies
Palm Beach, FL                                                                                                in the Fund Complex
TRUSTEE                        Retired: Director, VISA USA and VISA International;
                               Chairman and Director, Massachusetts Bankers
                               Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++    Director or Trustee of some of the Federated Funds;                     $0     $0 for the Trust
Birth Date: April 10, 1945     Management Consultant.                                                         and 26 other
80 South Road                                                                                                 investment
Westhampton Beach, NY TRUSTEE  Retired: Chief Executive Officer, PBTC International                           companies in the
                               Bank; Chief Financial Officer of Retail Banking                                Fund Complex
                               Sector, Chase Manhattan Bank; Senior Vice President,
                               Marine Midland Bank; Vice President, Citibank;
                               Assistant Professor of Banking and Finance, Frank G.
                               Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,     Director or Trustee of the Federated Fund Complex;                 $18,351     $113,860.22 for the
S.J.D.                         President, Law Professor, Duquesne University;                                 Trust and 54 other
Birth Date: December 20, 1932  Consulting Partner, Mollica & Murray.                                          investment
President, Duquesne University                                                                                companies
Pittsburgh, PA                 Retired: Dean and Professor of Law, University of                              in the Fund Complex
TRUSTEE                        Pittsburgh School of Law; Dean and Professor of Law,
                               Villanova University School of Law.

Marjorie P. Smuts              Director or Trustee of the Federated Fund Complex;                 $18,351     $113,860.22 for the
Birth Date: June 21, 1935      Public Relations/Marketing/Conference Planning.                                Trust and 54 other
4905 Bayard Street                                                                                            investment
Pittsburgh, PA                 Retired: National Spokesperson, Aluminum Company of                            companies in the
TRUSTEE                        America; business owner.                                                       Fund Complex

John S. Walsh++                Director or Trustee of some of the Federated Funds;                     $0     $0 for the Trust
Birth Date: November 28, 1957  President and Director, Heat Wagon, Inc.; President                            and 23 other
2007 Sherwood Drive            and Director, Manufacturers Products, Inc.;                                    investment
Valparaiso, IN                 President, Portable Heater Parts, a division of                                companies in the
TRUSTEE                        Manufacturers Products, Inc.; Director, Walsh &                                Fund Complex
                               Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                               Inc.

J. Christopher Donahue+        President or Executive Vice President of the                            $0     $0 for the Trust
Birth Date: April 11, 1949     Federated Fund Complex; Director or Trustee of some                            and 16 other
Federated Investors Tower      of the Funds in the Federated Fund Complex; President                          investment
1001 Liberty Avenue            and Director, Federated Investors, Inc.; President                             companies in the
Pittsburgh, PA                 and Trustee, Federated Investment Management Company;                          Fund Complex
PRESIDENT                      President and Director, Federated Investment
                               Counseling and Federated Global Investment
                               Management Corp.; President, Passport
                               Research, Ltd.; Trustee, Federated
                               Shareholder Services Company; Director,
                               Federated Services Company.





Edward C. Gonzales             Trustee or Director of some of the Funds in the                         $0     $0 for the Trust and
Birth Date: October 22, 1930   Federated Fund Complex; President, Executive Vice                              1 other investment
Federated Investors Tower      President and Treasurer of some of the Funds in the                            companies in the
1001 Liberty Avenue            Federated Fund Complex; Vice Chairman, Federated                               Fund Complex
Pittsburgh, PA                 Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT       Management Company, Federated Investment Counseling,
                               Federated Global Investment Management Corp. and
                               Passport Research, Ltd.; Executive Vice President and
                               Director, Federated Securities Corp.; Trustee,
                               Federated Shareholder Services Company
John W. McGonigle              Executive Vice President and Secretary of the                           $0     $0 for the Trust
Birth Date: October 26, 1938   Federated Fund Complex; Executive Vice President,                              and 54 other
Federated Investors Tower      Secretary, and Director, Federated Investors, Inc.;                            investment
1001 Liberty Avenue            Trustee, Federated Investment Management Company;                              companies in the
Pittsburgh, PA                 Director, Federated Investment Counseling and                                  Fund Complex
EXECUTIVE VICE PRESIDENT AND   Federated Global Investment Management Corp.;
SECRETARY                      Director, Federated Services Company; Director,
                               Federated Securities Corp.

Richard J. Thomas              Treasurer of the Federated Fund Complex; Vice                           $0     $0 for the Trust
Birth Date:  June 17, 1954     President - Funds Financial Services Division,                                 and 54 other
Federated Investors Tower      Federated Investors, Inc.; Formerly: various                                   investment
1001 Liberty Avenue            management positions within Funds Financial Services                           companies in the
Pittsburgh, PA                 Division of Federated Investors, Inc.                                          Fund Complex
TREASURER

William D. Dawson, III         Chief Investment Officer of this Fund and various                       $0     $0 for the Trust
Birth Date: March 3, 1949      other Funds in the Federated Fund Complex; Executive                           and 41 other
Federated Investors Tower      Vice President, Federated Investment Counseling,                               investment
1001 Liberty Avenue            Federated Global Investment Management Corp.,                                  companies in the
Pittsburgh, PA                 Federated Investment Management Company and Passport                           Fund Complex
CHIEF INVESTMENT OFFICER       Research, Ltd.; Registered Representative, Federated
                               Securities Corp.; Portfolio Manager,
                               Federated Administrative Services; Vice
                               President, Federated Investors, Inc.;
                               formerly: Executive Vice President and Senior
                               Vice President, Federated Investment
                               Counseling Institutional Portfolio Management
                               Services Division; Senior Vice President,
                               Federated Investment Management Company and
                               Passport Research, Ltd.

Richard B. Fisher              President or Vice President of some of the Funds in                     $0     $0 for the Trust
Birth Date: May 17, 1923       the Federated Fund Complex; Director or Trustee of                             and 6 other
Federated Investors Tower      some of the Funds in the Federated Fund Complex;                               investment
1001 Liberty Avenue            Executive Vice President, Federated Investors, Inc.;                           companies in the
Pittsburgh, PA                 Chairman and Director, Federated Securities Corp.                              Fund Complex
VICE PRESIDENT

Deborah A. Cunningham          Deborah A. Cunningham is Vice President of the Trust.                   $0     $0 for the Trust
Birth Date:  September 15,      Ms. Cunningham joined Federated Investors in 1981                             and 6 other
1959                           and has been a Senior Portfolio Manager and a Senior                           investment
Federated Investors Tower      Vice President of the Fund's investment adviser since                          companies in the
1001 Liberty Avenue            1997.  Ms. Cunningham served as a Portfolio Manager                            Fund Complex
Pittsburgh, PA                 and a Vice President of the investment adviser from
VICE PRESIDENT                 1993 until 1996. Ms. Cunningham is a Chartered
                               Financial Analyst and received her M.S.B.A. in
                               Finance from Robert Morris College.

Mary Jo Ochson                 Mary Jo Ochson is Vice President of the Trust.  Ms.                     $0     $0 for the Trust
Birth Date:  September 12,     Ochson joined Federated Investors in 1982 and has                              and 7 other
1953                           been a Senior Portfolio Manager and a Senior Vice                              investment
Federated Investors Tower      President of the Fund's investment adviser since                               companies in the
1001 Liberty Avenue            1996.  From 1988 through 1995, Ms. Ochson served as a                          Fund Complex
Pittsburgh, PA                 Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                 investment adviser.  Ms. Ochson is a Chartered
                               Financial Analyst and received her M.B.A. in Finance
                               from the University of Pittsburgh.

Susan R. Hill                  Susan R. Hill is Vice President of the Trust.  Ms.                      $0     $0 for the Trust
Birth Date:  June 20, 1963     Hill joined Federated Investors in 1990 and has been                           and 9 other
Federated Investors Tower      a Portfolio Manager since 1993 and a Vice President                            investment
1001 Liberty Avenue            of the Fund's investment adviser since 1997.  Ms.                              companies in the
Pittsburgh, PA                 Hill was a Portfolio Manager and an Assistant Vice                             Fund Complex
VICE PRESIDENT                 President of the investment adviser from 1994 until
                               1997.  Ms. Hill is a Chartered Financial Analyst and
                               received an M.S. in Industrial Administration from
                               Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.




INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                        the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year ended November 30        1998          1997         1996
Advisory Fee Earned             $2,210,660    $2,555,772   $2,436,831
Advisory Fee Reduction            $595,406      $675,932     $748,431
Administrative Fee                $416,709      $482,402     $460,540
Shareholder Services Fee          $276,335            --           --

     If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


For the fiscal years ended November 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; dollar-weighted average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and since inception periods ended November 30, 1998.

Yield, and Effective Yield given for the 7-day period ended November 30, 1998.


Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.



                            7-Day Period          1 Year                  5 Years               Since Inception
                                                                                                on March 30, 1989
Total Return                   --                   5.16                    4.94                     5.27
Yield                           4.71               --                      --                       --
Effective Yield                 4.82               --                      --                       --



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned form the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising, the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


IBC/Donoghue's Money Fund Report
Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Salomon 30-Day Treasury Bill Index
A weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


Discount Corporation of New York 30-day Federal Agencies
A weekly quote of the average daily offering price for selected federated agency issues maturing in 30 days.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

trust for Government Cash Reserves

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812




                                                             TGCR APPENDIX

The Bar Chart and Performance Table below reflect historical performance data for Trust for Government Cash Reserves (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 2.00% up to 8.00%.

The `x' axis represents calculation for the last nine calendar years of the Fund beginning with the earliest year. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1990 through 1998. The percentages noted are:
7.87%, 5.71%, 3.45%, 2.86%, 3.96%, 5.59%, 5.05%, 5.17% and 5.11%, respectively.

The bar chart shows the variability of the Former Fund's actual total return on a calendar year basis.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share.

The Former Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 1.94% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarters ended March 31, 1993 and June 30, 1993).

The following table represents the Former Fund's Average Annual Total Return for the calendar periods ending December 31, 1998.

Calendar Period
1 Year                              5.11%
5 Years                             4.98%
Start of Performance 1.             5.26%

The Former Fund's 7-Day net yield as of December 31, 1998 was 4.71%.

1. The Former Fund's start of performance date was March 30, 1989.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



Prospectus

Trust forShort-Term
U.S. Government Securities

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing only in U.S. government securities maturing in 13 months or less and repurchase agreements.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


Risk/Return Summary                                             1
What are the Fund's Fees and Expenses?                          3
What are the Fund's Investment Strategies?                      4
What are the Principal Securities in Which the Fund Invests?    4
What are the Specific Risks of Investing in the Fund?           4
What do Shares Cost?                                            5
How is the Fund Sold?                                           5
How to Purchase Shares                                          5
How to Redeem Shares                                            6
Account and Share Information                                   8
Who Manages the Fund?                                           8
Financial Information



APRIL 28, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests only in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Trust for Short-Term U.S. Government Securities (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

Graphic representation omitted. See TST Appendix.


Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's actual total returns on a calendar year basis.

The Former Fund's Shares were not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value. The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.12%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).
Average Annual Total Return Table The
following table represents the Former Fund's Average Annual Total Return for the calendar periods ending December 31, 1998.

 Calendar Period Fund
 1 Year 5.15% 5 Years 4.99% 10 Years 5.41%
The
Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.66%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Trust for Short-Term U.S. Government Securities.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,asapplicable)       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (asapercentageofoffering price)       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                          None
Exchange Fee                                                                                                                None

Annual Fund Operating Expenses

Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee 0.40% Distribution (12b-1) Fee None Shareholder Services Fee 0.25% Other Expenses 0.11% Total Annual Fund Operating Expenses (before waivers)/1/ 0.76% Total Waiver of Fund Expenses 0.31% Total Actual Annual Fund Operating Expenses (after waivers)/2/ 0.45% 1 Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of its average daily net assets. If the Fund offers an additional class of shares in the future, the aforementioned expense limitation would not apply to expenses arising pursuant to a Rule 12b-1 or Shareholder Servicing plan with respect to that class of shares.
2Total Actual Annual Fund Operating Expenses represent the net expenses the
 Fund expects to actually pay for the fiscal year ended November 30, 1999. For the fiscal year ended November 30, 1998, prior to the reorganization of Trust for Short-Term U.S. Government Securities, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual Annual Fund Operating Expenses were 0.76% and 0.45%, respectively.



EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year    3 Years  5 Years    10 Years
 $46      $144      $252      $567

What are the Fund's Investment Strategies?

The Fund invests only in a portfolio of U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities. Portfolio securities and repurchase agreements will have a maturity of 397 days or less. The Fund intends to limit the dollar-weighted average maturity of its portfolio to 90 days or less.

  The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 .  current U.S. economic activity and the economic outlook;
 . current short-term interest rates; and . recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.

The adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
 What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m. Eastern time. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. Eastern time. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper
written redemption instructions as outlined below.      DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:
 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed; and
 .  signatures of all Shareholders exactly as registered
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 19.


Year Ended November 30                      1998         1997          1996           1995           1994
Net Asset Value, Beginning of Period       $   1.00       $   1.00      $   1.00       $   1.00      $     1.00
Income from Investment Operations:
Net investment income                          0.05           0.05          0.05           0.06            0.04
Less Distributions:
Distributions from net investment income      (0.05)         (0.05)        (0.05)         (0.06)          (0.04)
Net Asset Value, End of Period             $   1.00       $   1.00      $   1.00       $   1.00      $     1.00
Total Return1                                  5.20%          5.20%         5.09%          5.63%           3.70%

Ratios to Average Net Assets:
Expenses                                       0.45%          0.45%         0.45%          0.45%           0.45%
Net investment income                          5.09%          5.07%         4.98%          5.47%           3.55%
Supplemental Data:
Net assets, end of period (000 omitted)    $597,685       $675,988      $844,108       $952,757      $1,184,269

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. See Notes which are an integral part of the Financial Statements


Portfolio of Investments

NOVEMBER 30, 1998

Principal                                                                                                          Value
Amount
                     GOVERNMENT AGENCIES--64.5%
$   24,761,000   /1/ Federal Farm Credit System Discount Notes, 5.160% - 5.280%, 12/11/1998 - 7/7/1999        $  24,479,728
    26,000,000   /2/ Federal Farm Credit System Floating Rate Notes, 5.019% - 5.448%, 5/3/1999 - 6/17/1999       25,989,419
     4,000,000       Federal Farm Credit System, 5.500%, 4/1/1999                                                 3,998,182
    62,000,000   /1/ Federal Home Loan Bank System Discount Notes, 5.350% - 5.360%, 12/4/1998 - 2/17/1999        61,594,620
   105,000,000   /2/ Federal Home Loan Bank System Floating Rate Notes, 4.780% - 5.458%, 12/2/1998 -            104,968,575
                     3/1/1999
    16,800,000       Federal Home Loan Bank System Notes, 5.080% - 5.705%, 3/26/1999 - 11/9/1999                 16,794,592
    36,000,000   /1/ Federal Home Loan Mortgage Corp. Discount Notes, 4.920% - 5.890%, 1/29/1999 -               35,584,708
                     3/15/1999
     7,000,000   /2/ Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.202%, 11/17/99                       6,996,028
    78,800,000   /1/ Federal National Mortgage Association Discount Notes, 4.400% - 5.090%, 2/10/1999 -          77,450,191
                     6/21/1999
    16,000,000   /2/ Student Loan Marketing Association Floating Rate Notes, 4.790% - 5.260%, 9/15/1999-         15,991,832
                     11/9/1999
    12,000,000       Student Loan Marketing Association, 5.400% - 5.583%, 2/10/1999 - 8/11/1999                  11,997,937
                     TOTAL GOVERNMENT AGENCIES                                                                  385,845,812
                 /3/ REPURCHASE AGREEMENTS--37.0%
    10,000,000       ABN AMRO Chicago Corp., 5.500%, dated 11/30/1998, due 12/1/1998                             10,000,000
     6,000,000  /4,5/Deutsche Bank Government Securities, Inc., 5.320%, dated 11/30/1998, due 12/1/1998           6,000,000
    30,000,000   /4/ Goldman Sachs Group, LP, 5.190%, dated 10/8/1998, due 1/6/1999                              30,000,000
    10,000,000   /4/ J.P. Morgan & Co., Inc., 5.150%, dated 10/14/1998, due 1/13/1999                            10,000,000
    20,000,000   /4/ J.P. Morgan & Co., Inc., 5.150%, dated 11/2/1998, due 1/6/1999                              20,000,000
    30,000,000   /4/ Morgan Stanley Group, Inc., 4.860%, dated 10/15/1998, due 1/14/1999                         30,000,000
    15,000,000       Nationsbanc Montgomery Securities, Inc., 5.500%, dated 11/30/1998, due 12/1/1998            15,000,000
                     REPURCHASE AGREEMENT--Scontinued3
$  100,000,000       PaineWebber Group, Inc., 5.470%, dated 11/30/1998, due 12/1/1998                         $ 100,000,000
                     TOTAL REPURCHASE AGREEMENTS                                                                221,000,000
                     TOTAL INVESTMENTS (AT AMORTIZED COST)6                                                   $ 606,845,812

1 Rates noted reflect the effective yield.
2 Denotes variable rate securities which show current rate and next demand date.
3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.
4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
5 Represents a forward commitment for the delayed delivery of securities. The fair value of the forward commitment approximates the contract amount at November 30, 1998. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in security prices.
6 Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets ($597,684,819) at November 30, 1998.
The following acronym is used throughout this portfolio:

LP--Limited Partnership


See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

NOVEMBER 30, 1998

Assets:
Investments in repurchase agreements                                                     $1,000,000
Investments in securities                                                                 5,845,812
Total investments in securities, at amortized cost and value                                          $606,845,812
Income receivable                                                                                        2,070,274
Receivable for shares sold                                                                                   1,543
 TOTAL ASSETS                                                                                          608,917,629
Liabilities:
Payable to bank                                                                             232,956
Payable for investments purchased                                                         8,993,376
Income distribution payable                                                               1,904,056
Accrued expenses                                                                            102,422
 TOTAL LIABILITIES                                                                                       11,232,810
Net Assets for 597,684,819 shares outstanding                                                         $ 597,684,819
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$597,684,819 / 597,684,819 shares outstanding                                                                 $1.00

See Notes which are an integral part of the Financial Statements


Statement of Operations

YEAR ENDED NOVEMBER 30, 1998

Investment Income:
Interest                                                                                                     $ 36,288,610
Expenses:
Investment advisory fee                                                                    $  2,624,751
Administrative personnel and services fee                                                       494,765
Custodian fees                                                                                   55,853
Transfer and dividend disbursing agent fees and expenses                                          7,824
Directors'/Trustees' fees                                                                        14,266
Auditing fees                                                                                    14,874
Legal fees                                                                                        6,933
Portfolio accounting fees                                                                       100,685
Shareholder services fee                                                                      1,640,469
Share registration costs                                                                         15,538
Printing and postage                                                                             10,479
Insurance premiums                                                                                6,000
Miscellaneous                                                                                     9,419
 TOTAL EXPENSES                                                                               5,001,856
Waivers:
Waiver of investment advisory fee                                        $   (721,130)
Waiver of shareholder services fee                                         (1,312,375)
 TOTAL WAIVERS                                                                               (2,033,505)
Net expenses                                                                                                    2,968,351
Net investment income                                                                                        $ 33,320,259

See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets


Year Ended November 30                                                                    1998                  1997
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                              $     33,320,259      $     36,426,778
Distributions to Shareholders:
Distributions from net investment income                                                (33,320,259)          (36,426,778)
Share Transactions:
Proceeds from sale of shares                                                          2,254,528,698         2,804,629,799
Net asset value of shares issued to shareholders in payment of                            4,826,995             5,562,130
 distributionsdeclared
Cost of shares redeemed                                                              (2,337,658,641)       (2,978,312,468)
Change in net assets resulting from share transactions                                  (78,302,948)         (168,120,539)
Change in net assets                                                                    (78,302,948)         (168,120,539)
Net Assets:
Beginning of period                                                                     675,987,767           844,108,306
End of period                                                                      $    597,684,819      $    675,987,767

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

NOVEMBER 30, 1998


Trust For Short-Term U.S. Government Securities (the "Fund"), registered under the Investment Company Act of 1940, as amended (the "Act"), is an open-end management investment company. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend
date.          Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $597,684,819. Transactions in shares were as follows:


Year Ended November 30                                                                         1998               1997
Shares sold                                                                                2,254,528,698      2,804,629,799
Shares issued to shareholders in payment of distributions declared                             4,826,995          5,562,130
Shares redeemed                                                                           (2,337,658,641)    (2,978,312,468)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                (78,302,948)      (168,120,539)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid is to obtain certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ, maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL
Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Fund.          Independent
Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities of Trust for Short-Term U.S. Government Securities, including the schedule of investments, as of November 30, 1998, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five-year period ended November 30, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion of these financial statements and financial highlights based on our audit.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for Short-Term U.S. Government Securities as of November 30, 1998, the results of its operations, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
January 15, 1999


[Federated logo]

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust


APRIL 28, 1999

A Statement of Additional Information (SAI) dated April 28, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Federated logo]

Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400

www.federatedinvestors.com


Investment Company Act File No. 811-5950

Cusip 60934N781

8010415A (4/99)








Statement of Additional Information



TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for Short-Term U.S. Government Securities (Fund), dated April 28, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.






april 28, 1999








              Contents
              How is the Fund Organized?
              Securities in Which the Fund Invests
              How is the Fund Sold?
              Subaccounting Services
              Redemption in Kind
              Massachusetts Partnership Law
              Account and Share Information
              Tax Information
              Who Manages and Provides Services to the Fund?
              How Does the Fund Measure Performance?
              Who is Federated Investors, Inc.?
              Addresses

Cusip 60934N781


8010415B (4/99)

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust May offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated Investment Management Company.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.


Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.


Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities.


Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. Mortgage backed securities that are isued by GSEs may be used as the underlying collateral for repurchase agreements.


   nvesting in Securities of Other Investment Companies
The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Trust expects that its investments in other investment companies will be limited to shares of money market funds affiliated with the Trust's investment adviser.


Special Transactions

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying collateral. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


When Issued Transactions
When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.


Asset Coverage
In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INVESTMENT LIMITATIONS



Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities. The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.


Issuing Senior Securities and Borrowing Money
The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).


Pledging Assets
The Trust will not mortgage, pledge or hypothecate these assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.


Lending Cash or Securities
The Fund will not make loans to other persons provided, however, that the purchasing or holding of bonds, debentures, notes and Certificates of Indebtedness or other debt securities of the U.S. Government or its agencies or instrumentalities shall not be prohibited. In addition, the Fund may enter into repurchase agreements covering U.S. Government securities with banks and other financial institutions as permitted by its investment objective and policies.


Acquiring Securities
The Fund will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.


Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests.


Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

   Underwriting
The Fund will not engage in underwriting of securities issued by others.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities, "as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.


Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


Regulatory Compliance
   The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating sources, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

   The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



Shareholder Services

The Fund may pay Federated Shareholder Services Company , a subsidiary of Federated Investors, Inc.(Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.




SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.




REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

   As of April 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Canab Company, Hammond, IN, owned approximately 37,426,699 shares (6.38%); and Frepath Co., Fremont, NE, owned approximately 35,717,508 shares (6.09).


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex includes 56 investment companies, whose investment adviser are affiliated with the Trust's Adviser.


As of April 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                       Total
Birth Date                                                                                    Aggregate    Compensation From
Address                            Principal Occupations                                      Compensation Trust and Fund
Position With Trust                for Past Five Years                                        From Trust   Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of               $0     $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                      Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                        54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                   companies
Pittsburgh, PA                     Director, Federated Investment Counseling, and                          in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;          $18,351     $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                     Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                       investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                      companies
TRUSTEE                            Director, Member of Executive Committee, University                     in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;          $20,189     $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                    Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                      investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                     companies
Realtors                           ventures in Southwest Florida; formerly: President,                     in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Funds;              $0     $0 for the Trust
Birth Date: March 5, 1943          Chairman, President and Chief Executive Officer,                        and 26 other
353 El Brillo Way                  Cunningham & Co., Inc. ; Trustee Associate, Boston                      investment
Palm Beach, FL                     College; Director, EMC Corporation; formerly:                           companies in the
TRUSTEE                            Director, Redgate Communications.                                       Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;          $18,351     $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                        Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                      investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                        companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                     in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;          $18,351     $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                               Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                    investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                    companies
Palm Beach, FL                                                                                             in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Funds;              $0     $0 for the Trust
Birth Date: April 10, 1945         Management Consultant.                                                  and 26 other
80 South Road                                                                                              investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                    companies in the
                                   Bank; Chief Financial Officer of Retail Banking                         Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;          $18,351     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                          Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                   investment
President, Duquesne University                                                                             companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                       in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;          $18,351     $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                         Trust and 54 other
4905 Bayard Street                                                                                         investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                     companies in the
TRUSTEE                            America; business owner.                                                Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Funds;              $0     $0 for the Trust
Birth Date: November 28, 1957      President and Director, Heat Wagon, Inc.; President                     and 23 other
2007 Sherwood Drive                and Director, Manufacturers Products, Inc.;                             investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                         companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                         Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                     $0     $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                     and 16 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                   investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                      companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                   Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.





Edward C. Gonzales                 Trustee or Director of some of the Funds in the                  $0     $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                       1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                     companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                        Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company, Federated Investment Counseling,
                                   Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

John W. McGonigle                  Executive Vice President and Secretary of the                    $0     $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                       and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                     investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                       companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                           Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                    $0     $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                          and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                            investment
1001 Liberty Avenue                management positions within Funds Financial Services                    companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                   Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                $0     $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                    and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                        investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                           companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                    Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Investment Management Company and
                                   Passport Research, Ltd.

Richard B. Fisher                  President or Vice President of some of the Funds in              $0     $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                      and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                        investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                    companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                       Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the Trust.            $0     $0 for the Trust
Birth Date:  September 15,          Ms. Cunningham joined Federated Investors in 1981                      and 6 other
1959                               and has been a Senior Portfolio Manager and a Senior                    investment
Federated Investors Tower          Vice President of the Fund's investment adviser since                   companies in the
1001 Liberty Avenue                1997.  Ms. Cunningham served as a Portfolio Manager                     Fund Complex
Pittsburgh, PA                     and a Vice President of the investment adviser from
VICE PRESIDENT                     1993 until 1996. Ms. Cunningham is a Chartered
                                   Financial Analyst and received her M.S.B.A. in
                                   Finance from Robert Morris College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.              $0     $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                       and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                       investment
Federated Investors Tower          President of the Fund's investment adviser since                        companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                   Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.               $0     $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                    and 9 other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                     investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                       companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                      Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.


++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

investment ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.



The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of the
                                         Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENt
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Deloitte & Touche LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended

 November 30                   1998                     1997        1996
Advisory Fee Earned      $2,624,751               $2,876,062  $3,475,000
Advisory Fee Reduction     $721,130                 $859,298  $1,042,638
Administrative Fee         $494,765                 $542,857    $656,745
 Shareholder Services Fee $328,094 $ $ If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by Shareholders who use the transfer agent's subaccounting facilities.


For the fiscal years ended November 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and ten-year periods ended November 30, 1998.

Yield and Effective Yield given for the 7-day period ended November 30, 1998.


Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.

                            7-Day Period          1 Year     5 Years  10 Years
Total Return                                      5.20%      4.96%    5.44%
Yield                       4.69%
Effective Yield             4.80%

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power: and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment is Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
 Ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/Donoghue's Money Fund Report
 Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to fund clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

trust for short-term u.s. government securities

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA
02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA
02266-8600

Independent Public Accountants
Deloitte & Touche
125 Summer Street
Boston, MA
02110-1617




                                                             TST APPENDIX


The Bar Chart and Performance Table below reflect historical performance data for Trust for Short-Term U.S. Government Securities (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The `y' axis reflects the "% Total Return" beginning with 0.00% and increasing in increments of 2.00% up to 10.00%.

The `x' axis represents calculation for the last ten calendar years of the Fund beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1989 through 1998. The percentages noted are:
9.00%, 8.00%, 5.86%, 3.58%, 2.86%, 3.91%, 5.64%, 5.06%, 5.22% and 5.15%,
respectively.

The bar chart shows the variability of the Former Fund's actual total returns on a calendar year end basis.

Historically, the Former Fund has maintained a constant $1.00 net asset value per share.

The Former Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.12%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).

The following table represents the Former Fund's Average Annual Total Return for the calendar periods ending December 31, 1998.

Calendar Period
1 Year            5.15%
5 Years           4.99%
10 Years 5.41%

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.66%.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

PROSPECTUS

AUTOMATED GOVERNMENT MONEY TRUST

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in U.S. Treasury securities maturing in 13 months or less and repurchase agreements.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            4
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           5
How to Redeem Shares                                             6
Account and Share Information                                    8
Who Manages the Fund?                                            9
Financial Information                                            9
Independent Auditors' Report                                    18

APRIL 28, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other
government agency.          Risk/Return Bar Chart and Table

The bar chart and performance table below reflect historical performance data for Automated Government Money Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

[Graph]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year basis.

The Former Fund's shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value. The Former Fund's total return from January 1,1999 through March 31, 1999 was 1.05%

Within the period shown in the chart, the Former Fund's highest quarterly return was 2.26% (quarter ended June 30, 1989). Its lowest quarterly return was 0.66% (quarter ended June 30, 1993).

Average Annual Total Return Table

The following table represents the Former Fund's Average Annual Total Return for the calendar periods ended December 31, 1998.

Calendar Period                                               Fund
1 Year                                                          4.96%
5 Years                                                         4.83%
10 Years                                                        5.25%

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.36%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential
rewards.      What are the Fund's Fees and Expenses?

AUTOMATED GOVERNMENT MONEY TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Automated Government Money Trust.

Shareholder Fees
Fees Paid Directly From Your Investment Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None Maximum Deferred
Sales Charge (Load) (as a percentage of original purchase price or redemptionproceeds,asapplicable) None Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions) (asapercentageofofferingprice)
None Redemption Fee (as a percentage of amount redeemed, if applicable) None
Exchange Fee None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                                                            0.50%
Distribution (12b-1) Fee                                                                                                     None
Shareholder Services Fee/3/                                                                                                  0.25%
Other Expenses                                                                                                               0.10%
Total Annual Fund Operating Expenses/4/                                                                                      0.85%

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts during the fiscal year ending July 31, 1999. These are shown below along with the net expenses the
  Fund expects to actually pay for the fiscal year ending July 31, 1999.
Total Waiver of Fund Expenses                                                                                                0.26%
Total Actual Annual Fund Operating Expenses (after waivers)/4/                                                               0.59%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.25% for the year ending July 31, 1999.

3 The shareholder services provider expects to voluntarily reduce a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary reduction at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary reduction) is expected to be 0.24% for the year ending July 31, 1999.

4 For the fiscal year ended July 31, 1998, prior to the reorganization of Automated Government Money Trust, the Former Fund, as a portfolio of Money
  Market Obligations Trust, the Total Annual Fund Operating Expenses and Total
  Actual Annual Fund Operating Expenses (after waivers) were 0.85% and 0.59%, respectively.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year                                                     $      87
3 Years                                                    $     271
5 Years                                                    $     471
10 Years                                                   $   1,049


What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The average maturity of the Fund's portfolio will be 90 days or less.

  The Adviser targets an average portfolio maturity range by assessing likely movements in interest rates based upon general economic and market conditions. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The U.S. Treasury must also repay the principal amount of the security, normally within a
specified time.      REPURCHASE AGREEMENTS     Repurchase agreements are
transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value or the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge.

 NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to individuals, directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 4:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and you will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 5:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 5:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name, account number and account registration;
 .  amount to be redeemed; and
 .  signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker/dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.
  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP whose report, along with the Fund's audited financial statements, is included in this prospectus. The semi-annual report, dated January 31, 1999, which contains unaudited financial statements, is incorporated by reference into this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 19.

Year Ended July 31                  1998                  1997                   1996               1995               1994
Net Asset Value, Beginning            $     1.00            $     1.00             $     1.00         $     1.00         $     1.00
 ofPeriod
Income from Investment Operations:
Net investment income                       0.05                  0.05                   0.05               0.05               0.03
Less Distributions:
Distributions from net                     (0.05)                (0.05)                 (0.05)             (0.05)             (0.03)
 investmentincome
Net Asset Value, End of Period        $     1.00            $     1.00             $     1.00         $     1.00         $     1.00
Total Return1                               5.13%                 4.97%                  5.15%              5.10%              2.95%

Ratios to Average Net Assets:
Expenses                                    0.59%                 0.59%                  0.57%              0.57%              0.57%
Net investment income                       5.00%                 4.86%                  5.03%              4.97%              2.88%
Expense/waiver reimbursement2               0.26%                 0.27%                  0.28%              0.29%              0.06%
Supplemental Data:
Net assets, end of period             $2,367,313            $2,412,656             $2,478,477         $2,448,873         $2,640,384
 (000omitted)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Note: The semi-annual report dated January 31, 1999 which contains unaudited Financial Statements, is hereby incorporated by reference.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

JULY 31, 1998

Principal                                                                                                                Value
 Amount
                                                   U.S. TREASURY NOTES14.0%
$   329,500,000        5.000% - 8.875%, 10/31/98 - 7/31/1999                                                         $   330,485,475
                       TOTAL U.S. TREASURY NOTES                                                                         330,485,475
                       REPURCHASE AGREEMENTS86.6%1
     80,000,000        ABN AMRO Chicago Corp., 5.640%, dated 7/31/1998, due 8/3/1998                                      80,000,000
     50,000,000        Bank of New York, New York, 5.620%, dated 7/31/1998, due 8/3/1998                                  50,000,000
    110,000,000        Barclays de Zoete Wedd Securities, Inc., 5.650%, dated 7/31/1998, due 8/3/1998                    110,000,000
    214,430,000        BT Alex Brown, 5.640%, dated 7/31/1998, due 8/3/1998                                              214,430,000
    110,000,000        CIBC Wood Gundy Securities Corp., 5.625%, dated 7/31/1998, due 8/3/1998                           110,000,000
     40,100,000        Deutsche Bank Government Securities, Inc., 5.640%, dated 7/31/1998, due 8/3/1998                   40,100,000
    110,000,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.620%, dated 7/31/1998, due 8/3/1998            110,000,000
    110,000,000        First Union Capital Markets, 5.630%, dated 7/31/1998, due 8/3/1998                                110,000,000
    110,000,000        Greenwich Capital Markets, Inc., 5.640%, dated 7/31/1998, due 8/3/1998                            110,000,000
    110,000,000        Salomon Smith Barney, 5.650%, dated 7/31/1998, due 8/3/1998                                       110,000,000
    110,000,000        Societe Generale Securities Corp., 5.625%, dated 7/31/1998, due 8/3/1998                          110,000,000
    110,000,000        Toronto Dominion Securities (USA) Inc., 5.620%, dated 7/31/1998, due 8/3/1998                     110,000,000
    242,000,000        Warburg Dillon Reed LLC, 5.640%, dated 7/31/1998, due 8/3/1998                                    242,000,000
    290,000,000        Westdeutsche Landesbank Girozentrale, 5.640%, dated 7/31/1998, due 8/3/1998                       290,000,000
    114,000,000    2   Goldman Sachs Group, LP, 5.480%, dated 7/1/1998, due 10/1/1998                                    114,000,000
     15,000,000    2   Goldman Sachs Group, LP, 5.480%, dated 7/2/1998, due 10/2/1998                                     15,000,000
     14,000,000    2   J.P. Morgan & Co., Inc., 5.490%, dated 7/31/1998, due 9/29/1998                                    14,000,000
     63,000,000    2   Merrill Lynch, Pierce, Fenner and Smith, 5.500%, dated 5/11/1998, due 8/10/1998                    63,000,000
     48,000,000    2   UBS Securities, Inc., 5.450%, dated 6/17/1998, due 9/15/1998                                       48,000,000
                       TOTAL REPURCHASE AGREEMENTS                                                                     2,050,530,000
                       TOTAL INVESTMENTS (AT AMORTIZED COST)3                                                        $ 2,381,015,475

1 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,367,313,423) at July 31, 1998.

The following acronyms are used throughout this portfolio:

LLC--Limited Liability Corporation
LP --Limited Partnership

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

JULY 31, 1998

Assets:
Investments in repurchase agreements                                                                     $      2,050,530,000
Investments in securities                                                                                         330,485,475
Total investments at amortized cost and value                                                                   2,381,015,475
Cash                                                                                                                   58,633
Income receivable                                                                                                   6,449,135
Receivable for shares sold                                                                                          3,554,413
 TOTAL ASSETS                                                                                                   2,391,077,656
Liabilities:
Payable for shares redeemed                                                        $   17,567,516
Income distribution payable                                                             5,653,295
Accrued expenses                                                                          543,422
 TOTAL LIABILITIES                                                                                                 23,764,233
Net Assets for 2,367,313,423 shares outstanding                                                          $      2,367,313,423
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
$2,367,313,423 / 2,367,313,423 shares outstanding                                                                       $1.00

See Notes which are an integral part of the Financial Statements


Statement of Operations

YEAR ENDED JULY 31, 1998

Investment Income:
Interest                                                                                                             $  130,503,038
Expenses:
Investment advisory fee                                                                           $ 11,656,534
Administrative personnel and services fee                                                            1,758,583
Custodian fees                                                                                         146,246
Transfer and dividend disbursing agent fees and expenses                                               174,361
Directors'/Trustees' fees                                                                               30,000
Auditing fees                                                                                           13,348
Legal fees                                                                                              12,000
Portfolio accounting fees                                                                              157,294
Shareholder services fee                                                                             5,828,267
Share registration costs                                                                                44,418
Printing and postage                                                                                    14,000
Insurance premiums                                                                                      16,031
Miscellaneous                                                                                           23,000
 TOTAL EXPENSES                                                                                     19,874,082
Waivers:
Waiver of investment advisory fee                                             $ (5,783,663)
Waiver of shareholder services fee                                                (233,131)
 TOTAL WAIVERS                                                                                      (6,016,794)
Net expenses                                                                                                             13,857,288
Net investment income                                                                                                 $ 116,645,750

See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets

Year Ended July 31,                                                                1998                            1997
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                          $      116,645,750          $      119,034,104
Distributions to Shareholders:
Distributions from net investment income                                             (116,645,750)               (119,034,104)
Share Transactions:
Proceeds from sale of shares                                                       11,944,665,534              12,580,252,469
Net asset value of shares issued to shareholders in payment of distributions           53,212,969                  44,052,959
 declared
Cost of shares redeemed                                                           (12,043,220,842)            (12,690,126,232)
Change in net assets resulting from share transactions                                (45,342,339)                (65,820,804)
Change in net assets                                                                  (45,342,339)                (65,820,804)
Net Assets:
Beginning of period                                                                 2,412,655,762               2,478,476,566
End of period                                                                  $    2,367,313,423          $    2,412,655,762

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

JULY 31, 1998

Automated Government Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.


SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1998, capital paid-in aggregated $2,367,313,423. Transactions in shares were as follows:

Year Ended July 31,                                                                   1998                        1997
Shares sold                                                                        11,944,665,534              12,580,252,469
Shares issued to shareholders in payment of distributions declared                     53,212,969                  44,052,959
Shares redeemed                                                                   (12,043,220,842)            (12,690,126,232)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                         (45,342,339)                (65,820,804)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Trust.          Independent
Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Government Money Trust as of July 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Automated Government Money Trust as of July 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                                           Deloitte & Touche LLP
Pittsburgh, Pennsylvania
September 8, 1998


[FEDERATED LOGO]

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

APRIL 28, 1999

A Statement of Additional Information (SAI) dated April 28, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor


Investment Company Act File No. 811-5950

Cusip 60934N815

8082201A (4/99)




The graphic presentation displayed here consists of a bar chart representing the annual total returns of AUTOMATED GOVERNMENT MONEY TRUST as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 9%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 1989 - 8.89%, 1990 - 7.86%, 1991 - 5.67%, 1992 - 3.36%, 1993 - 2.70%, 1994 - 3.70%, 1995- 5.50%, 1996 -
4.93%, 1997 - 5.07%, 1998 - 4.96%. The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed are based upon net asset value. The Fund's 7-day net yield as of December 31, 1998 was 4.36%. Within the period shown in the Chart, the Fund's highest quarterly return was 2.26% (quarter ended June 30, 1989). Its lowest quarterly return was 0.66% (quarter ended June 30, 1993.

Average Annual Total Return
1 Year                     5 Years                10 Years
4.96%                      4.83%                  5.25%
The bar chart shows the variability of the Fund's actual total return on a yearly basis.
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.






Statement of Additional Information



AUTOMATED GOVERNMENT MONEY TRUST

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Automated Government Money Trust
(Fund), dated April 28, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.





April 28, 1999







                        Contents
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        How is the Fund Sold?
                        Subaccounting Services
                        Redemption in Kind
                        Massachusetts Partnership Law
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Addresses
Cusip 60934N815


8082201B(4/99)

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund, which was established on June 1, 1982, was reorganized as a portfolio of the Trust on April 30, 1999.



SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

     Zero Coupon Securities do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs are the most common forms of "stripped" U.S. Treasury zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.








Investing in Securities of Other Investment Companies


The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investment in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's investment adviser.



Special Transactions

     Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. The Fund's return is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

     A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase Agreements are subject to Credit Risk.


     Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to Credit Risk. In addition, reverse repurchase agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


     When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

     Asset Coverage. In order to secure its obligations in connection with when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund. Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.


INVESTMENT RISKS

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below. Market Risks

o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.
Credit Risk
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


fundamental investment policies
The Fund pursues its investment objective by investing in a portfolio of short-term U.S. Treasury obligations. The Fund will invest only in short-term U.S. Treasury obligations and the securities of other investment companies. "U.S. Treasury obligations" refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as (i) U.S. Treasury bills, notes and bonds and (ii) instruments of the Export-Import Bank of the U.S., the General Services administration, the Small Business Administration and the Washington Metropolitan Area Transit Authority, maturing in one year or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within one year from the date of acquisition. The Fund may also purchase U.S. Treasury obligations on a when-issued or delayed delivery basis. The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not purchase any portfolio instruments on margin or sell any portfolio instruments short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.


Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible.


Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of Fund assets at the time of the borrowing.


Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold U.S. government obligations, including repurchase agreements, permitted by its investment objective and policies.


Issuing Senior Securities
The Fund will not issue senior securities, except as permitted by the investment objective and policies.


The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board of Trustees (Board) without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.


Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule . Under the Rule, the Fund must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.



HOW IS THE FUND SOLD?


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.



SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of April 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: EGAP & Co., Burlington, VT, owned approximately 189,542,935 (8.59%) Shares; VAR & Co., St Paul, MN, owned approximately 159,821,874 (7.24%) Shares; and Hare & Co., New York, NY, owned approximately 151, 572,025 (6.87%) Shares.



TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.


As of April 7, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




                                                                                                               Total
                                                                                           Aggregate           Compensation From
                                   Principal Occupations                                   Compensation        Trust and Fund
                                   for Past Five Years                                     From Trust          Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                   $0     $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                          Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                            54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                       companies
Pittsburgh, PA                     Director, Federated Investment Counseling and                               in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;              $18,351     $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                         Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                           investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                          companies
TRUSTEE                            Director, Member of Executive Committee, University                         in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;              $20,189     $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                        Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                          investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                         companies
Realtors                           ventures in Southwest Florida; formerly: President,                         in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Funds                   $0     $0 for the Trust
Birth Date: March 5, 1943          Complex; Chairman, President and Chief Executive                            and 43 other
353 El Brillo Way                  Officer, Cunningham & Co., Inc. ; Trustee Associate,                        investment
Palm Beach, FL                     Boston College; Director, EMC Corporation; formerly:                        companies in the
TRUSTEE                            Director, Redgate Communications.                                           Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;              $18,351     $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                            Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                          investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                            companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                         in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;              $18,351     $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                   Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                        investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                        companies
Palm Beach, FL                                                                                                 in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Funds                   $0     $0 for the Trust
Birth Date: April 10, 1945         Complex; Management Consultant.                                             and 43 other
80 South Road                                                                                                  investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                        companies in the
                                   Bank; Chief Financial Officer of Retail Banking                             Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;              $18,351     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                              Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                       investment
President, Duquesne University                                                                                 companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                           in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;              $18,351     $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                             Trust and 54 other
4905 Bayard Street                                                                                             investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                         companies in the
TRUSTEE                            America; business owner.                                                    Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Funds                   $0     $0 for the Trust
Birth Date: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.;                          and 40 other
2007 Sherwood Drive                President and Director, Manufacturers Products, Inc.;                       investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                             companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                             Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                         $0     $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                         and 22 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                       investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                          companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                       Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling, and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.







Edward C. Gonzales                 Trustee or Director of some of the Funds in the                      $0     $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                           1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                         companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                            Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company,  Federated Global Investment
                                   Management Corp. and Passport Research, Ltd.;
                                   Executive Vice President and Director, Federated
                                   Securities Corp.; Trustee, Federated Shareholder
                                   Services Company.

John W. McGonigle                  Executive Vice President and Secretary of the                        $0     $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                           and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                         investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                           companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                               Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                        $0     $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                              and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                                investment
1001 Liberty Avenue                management positions within Funds Financial Services                        companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                       Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                    $0     $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                        and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                            investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                               companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                        Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   Formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Research Corp., Federated Advisers,
                                   Federated Management, Federated Research, and
                                   Passport Research, Ltd.

Richard B. Fisher                  President or Vice President of some of the Funds in                  $0     $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                          and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                            investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                        companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                           Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the                       $0     $0 for the Trust
Birth Date: September 15, 1959     Trust.  Ms. Cunningham joined Federated Investors in                        and 6 other
Federated Investors Tower          1981 and has been a Senior Portfolio Manager and a                          investment
1001 Liberty Avenue                Senior Vice President of the Fund's investment                              companies in the
Pittsburgh, PA                     adviser since 1997.  Ms. Cunningham served as a                             Fund Complex
VICE PRESIDENT                     Portfolio Manager and a Vice President of the
                                   investment adviser from 1993 until 1996. Ms.
                                   Cunningham is a Chartered Financial Analyst and
                                   received her M.S.B.A. in Finance from Robert Morris
                                   College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                  $0     $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                           and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                           investment
Federated Investors Tower          President of the Fund's investment adviser since                            companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                       Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.   Ms.                  $0     $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                        and __ other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                         investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                           companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                          Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Research Services
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                        the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs

Deloitte & Touche LLP is the independent public accountant for the Fund.




FEES PAID BY THE FUND FOR SERVICES


For the Year ended July 31              1998          1997            1996
Advisory Fee Earned              $11,656,534   $12,237,712     $12,247,317
Advisory Fee Reduction            $5,783,663    $6,473,371      $6,710,475
Brokerage Commissions                     $0            $0              $0
Administrative Fee                $1,758,583    $1,848,619      $1,852,627
Shareholder Services Fee          $5,828,267      N/A          N/A

     For the fiscal years ended July 31, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and ten-year periods ended July 31, 1998.

Yield and Effective Yield given for the seven-day period ended July 31, 1998.


Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.


                            7 Day Period          1 Year   5 Years    10 Years
Total Return                N/A                   5.13%    4.66%      5.38%
Yield                       5.04%                 N/A      N/A        N/A
Effective Yield             5.17%                 N/A      N/A        N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

oLipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

oIBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

oMoney, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

     o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

In the equity sector, Federated has more than 28 years' of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

aUTOMATED GOVERNMENT MONEY TRUST

A Portfolio of Money Market Obligations Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617




Prospectus

LIQUID CASH TRUST

A Portfolio of Money Market Obligations Trust

A money market fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury and government agency securities, repurchase agreements and loans of federal funds. This Fund is available only to federally insured depository institutions including:
 . banks; . savings associations; and . credit unions.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS

Risk/Return Summary                                             1
What are the Fund's Fees and Expenses                           3
What are the Fund's Investment Strategies                       4
What are the Principal Securities in Which the Fund Invests     4
What are the Specific Risks of Investing in the Fund            5
What do Shares Cost                                             6
How is the Fund Sold                                            6
How to Purchase Shares                                          6
How to Redeem Shares                                            7
Account and Share Information                                   9
Who Manages the Fund                                            9
Financial Information                                          10
Independent Auditors' Report                                   18


APRIL 28, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short term rating of Prime-1 by Moody's Investors Services, Inc. Ordinarily, the Fund has a dollar weighted average maturity of between one and seven days.
  The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions. In addition, the Fund seeks to qualify as a liquid investment under the rules of the Office of Thrift Supervision.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other
government agency.      Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Liquid Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

[Graph]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year basis.

The Former Fund's shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 2.44% (quarter ended June 30, 1989). Its lowest quarterly return was 0.74% (quarter ended June 30, 1993).

The Former Fund's total return from January 1, 1999 through March 31, 1999 was 1.16%.
Average Annual Total Return Table
The following table represents the Former Fund's Average Annual Total Return for the calendar year ended December 31, 1998.


Calendar Period                                               Fund
1 Year                                                        5.46%
5 Years                                                       5.30%
10 Years                                                      5.69%

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.81%.
Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

LIQUID CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Liquid Cash Trust.


Shareholder Fees
Fees Paid Directly From Your Investment Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering None price)



Redemption Fee (as a percentage of amount redeemed, if applicable)                       None
Exchange Fee                                                                             None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                           0.40%
Distribution (12b-1) Fee                                                                 None
Shareholder Services Fee                                                                 0.25%
Other Expenses                                                                           0.12%
Total Annual Fund Operating Expenses (before waivers)/1/                                 0.77%


1 Under the investment advisory contract, the Adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of its average daily net assets. If the Fund offers an additional class of shares in the future, the expense limitation disclosed above would not apply to expenses arising pursuant to a Rule 12b-1 or Shareholder Servicing plan with respect to that class of shares. Total Waiver of Fund Expenses (contractual and voluntary)/2/ 0.62% Total Actual Annual Fund Operating Expenses (after waivers)/3/ 0.15%
2 Pursuant to the investment advisory contract disclosed above, the Adviser expects to waive 0.32% of its Management Fee for the fiscal year ending March 31, 2000. In addition, the Adviser expects to voluntarily waive 0.05% of its Management Fee. The Adviser may terminate this anticipated voluntary waiver at any time at its sole discretion. The Management Fee paid by the Fund (after the contractual and voluntary waivers) is anticipated to be 0.03% for the fiscal year ending March 31, 2000. The Shareholder Services Provider does not expect to pay or accrue the 0.25% Shareholder Services Fee during the fiscal year ending March 31, 2000. The Shareholder Services Provider may terminate this voluntary waiver at any time at its sole discretion. The Shareholder Services Fee paid by the Fund (after the voluntary waiver) is anticipated to be 0.00% for the fiscal year ending March 31, 2000.
3 Total Actual Annual Fund Operating Expenses represent the net expenses the
  Fund expects to actually pay for the fiscal year ending March 31, 2000. For the fiscal year ended March 31, 1999, prior to the reorganization of Liquid Cash Trust, the Former Fund, as a portfolio of Money Market Obligations Trust, the Total Annual Fund Operating Expenses (before waivers) and Total Actual Annual Fund Operating Expenses (after contractual and voluntary waivers) were 0.77% and 0.15%, respectively.



EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year                                                    $ 46
3 Years                                                    $144
5 Years                                                    $252
10 Years                                                   $567

What are the Fund's Investment Strategies?


The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short-term rating of Prime-1 by Moody's Investors Services, Inc. Ordinarily, the Fund has a dollar weighted average maturity of between one and seven days.

  The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions. In addition, the Fund seeks to qualify as a liquid investment under the rules of the Office of Thrift Supervision.

What are the Principal Securities in Which the Fund Invests?

Treasury and Agency Securities

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities:

 . Treasury securities are direct obligations of the federal government of the United States.

 . Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because
the federal government sponsors their activities.      Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are subject to credit risks.

Loans of Federal Funds

Loans of federal funds are unsecured loans of money held in the Federal Reserve System to federally insured depository institutions. Typically, the term of
these loans is one day.      INVESTMENT RATINGS     Prime-1--Depository
institutions (or related supporting institutions) receiving Prime-1 commercial paper ratings by Moody's Investors Services Inc. have a superior capacity for repayment of short- term promissory obligations. Prime-1 repayment capacity will
normally be evidenced by the following characteristics:      . Leading market
positions in well established industries; . High rates of return on funds employed; . Conservative capitalization structure with moderate reliance on debt and ample asset protection; . Broad margins in earning coverage of fixed financial charges and high internal cash generation; and . Well established access to a range of financial markets and assured sources of alternate liquidity.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

Market Risk

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk
by purchasing short-term securities.     Sector Risk      . A substantial part
of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Credit Risk

 . Credit risk is the possibility that an issuer will default on a security or transaction by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

 . Many fixed income securities and issuers receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security or issuer has not received a rating, the Fund must rely entirely upon the Adviser's credit
assessment.      . Credit risk includes the possibility that a party to a
transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). NAV is determined at 2:00 p.m. and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to federally insured depository institutions including banks, saving associations and credit unions. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 . through an investment professional if you purchased Shares through an investment professional; or
 . directly from the Fund if you purchased Shares directly from the Fund. Shareholders of the Fund will not be permitted to make third party payments from their accounts with the Trust.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

  Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.
  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 3:00 p.m.(Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:
 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed; and
 .  signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
 .  your redemption will be sent to an address other than the address of record;
or
 . your redemption will be sent to an address of record that was changed within the last thirty days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY


You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser will reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's
subaccounting facilities.      YEAR 2000 READINESS     The "Year 2000" problem
is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.
  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.
  This information has been audited by Deloitte & Touche LLP whose report, along with the Fund's audited financial statements, is included in this prospectus. The semi-annual report, dated September 30, 1998, which contains unaudited financial statements, is incorporated by reference into this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 18.

Year Ended March 31                      1998            1997               1996              1995                1994
Net Asset Value, Beginning of Period        $   1.00        $   1.00           $   1.00          $   1.00          $   1.00
Income From Investment Operations:
Net investment income                           0.06            0.05               0.06              0.05              0.03
Less Distributions:
Distributions from net investment income       (0.06)          (0.05)             (0.06)            (0.05)            (0.03)
Net Asset Value, End of Period              $   1.00        $   1.00           $   1.00          $   1.00          $   1.00
Total Return/1/                                 5.59%           5.35%              5.84%             4.88%             3.09%

Ratios to Average Net Assets:
Expenses                                        0.15%           0.15%              0.16%             0.16%             0.16%
Net investment income                           5.48%           5.27%              5.72%             4.64%             3.05%
Expense waiver/reimbursement/2/                 0.37%           0.39%              0.38%             0.39%             0.39%
Supplemental Data:
Net assets, end of period (000omitted)      $508,795        $489,363           $595,471          $313,679          $464,941


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This contractual and voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Note: The semi-annual report dated September 30, 1998, which contains unaudited
      Financial Statements, is hereby incorporated by reference.
See Notes which are an integral part of the Financial Statements


Portfolio of Investments

MARCH 31, 1998

Principal                                                                                                               Value
 Amount

                                                     REPURCHASE AGREEMENTS--100.0%/1/
$    20,000,000         ABN AMRO Chicago Corp., 6.100%, dated 3/31/1998, due 4/1/1998                               $    20,000,000
     48,600,000         Barclays de Zoete Wedd Securities, Inc., 5.950%, dated 3/31/1998, due 4/1/1998                   48,600,000
    100,000,000         Bear, Stearns and Co., 6.050%, dated 3/31/1998, due 4/1/1998                                    100,000,000
     20,000,000         CIBC Wood Gundy Securities Corp., 6.050%, dated 3/31/1998, due 4/1/1998                          20,000,000
     20,000,000         Deutsche Morgan Grenfell, 6.050%, dated 3/31/1998, due 4/1/1998                                  20,000,000
     20,000,000         Donaldson, Lufkin and Jenrette Securities Corp., 5.930%, dated 3/31/1998, due 4/1/1998           20,000,000
     20,000,000         First Union Capital Markets, 5.950%, dated 3/31/1998, due 4/1/1998                               20,000,000
     20,000,000         Fuji Government Securities, Inc., 6.050%, dated 3/31/1998, due 4/1/1998                          20,000,000
     20,000,000         Goldman Sachs Group, LP, 6.100%, dated 3/31/1998, due 4/1/1998                                   20,000,000
     20,000,000         Greenwich Capital Markets, Inc., 6.050%, dated 3/31/1998, due 4/1/1998                           20,000,000
     20,000,000         HSBC Securities, Inc., 6.050%, dated 3/31/1998, due 4/1/1998                                     20,000,000
     20,000,000         Morgan Stanley & Co., 5.950%, dated 3/31/1998, due 4/1/1998                                      20,000,000
     20,000,000         Harris-Nesbitt Thomson Securities, Inc., 5.970%, dated 3/31/1998, due 4/1/1998                   20,000,000
     20,000,000         PaineWebber Group, Inc., 6.050%, dated 3/31/1998, due 4/1/1998                                   20,000,000
     20,000,000         Prudential Securities, Inc., 6.100%, dated 3/31/1998, due 4/1/1998                               20,000,000
     20,000,000         Salomon Smith Barney Holdings, Inc., 6.050%, dated 3/31/1998, due 4/1/1998                       20,000,000
     20,000,000         Societe Generale Securities, 5.950%, dated 3/31/1998, due 4/1/1998                               20,000,000
     20,000,000         Toronto Dominion Securities (USA) Inc., 6.100%, dated 3/31/1998, due 4/1/1998                    20,000,000
     20,000,000         UBS Securities, Inc., 6.050%, dated 3/31/1998, due 4/1/1998                                      20,000,000
     20,000,000         Westdeutsche Landesbank Girozentrale, 5.930%, dated 3/31/1998, due 4/1/1998                      20,000,000
                        TOTAL REPURCHASE AGREEMENTS                                                                     508,600,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST)/2/                                                    $   508,600,000


1 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
2 Also represents cost for federal tax purposes.
   Note: The categories of investments are shown as a percentage of net assets ($508,795,072) at March 31, 1998.

The following acronym is used throughout this portfolio:

LP--Limited Partnership


See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

MARCH 31, 1998

Assets:
Investments in repurchase agreements, at amortized cost and value                                   $    508,600,000
Cash                                                                                                          87,389
Income receivable                                                                                             85,105
Receivable for shares sold                                                                                   443,239
 TOTAL ASSETS                                                                                            509,215,733
Liabilities:
Income distribution payable                                                    $   395,761
Accrued expenses                                                                    24,900
 TOTAL LIABILITIES                                                                                           420,661
Net Assets for 508,795,072 shares outstanding                                                       $    508,795,072
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$508,795,072 / 508,795,072 shares outstanding                                                                  $1.00

See Notes which are an integral part of the Financial Statements


Statement of Operations

YEAR ENDED MARCH 31, 1998

Investment Income:
Interest                                                                                                  $    24,835,646
Expenses:
Investment advisory fee                                                         $    1,762,293
Administrative personnel and services fee                                              332,474
Custodian fees                                                                          25,100
Transfer and dividend disbursing agent fees and expenses                                26,112
Directors'/Trustees' fees                                                               15,980
Auditing fees                                                                           13,140
Legal fees                                                                               7,034
Portfolio accounting fees                                                               98,802
Share registration costs                                                                19,242
Printing and postage                                                                     7,975
Insurance premiums                                                                       4,493
Taxes                                                                                    1,643
Miscellaneous                                                                            6,013
 TOTAL EXPENSES                                                                      2,320,301
Waivers of investment advisory fee                                                  (1,638,556)
Net expenses                                                                                                      681,745
Net investment income                                                                                      $   24,153,901

See Notes which are an integral part of the Financial Statements


Statement of Changes in Net Assets

Year Ended March 31,                                                                     1998                            1997
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                           $        24,153,901             $        25,871,252
Distributions to Shareholders:
Distributions from net investment income                                                (24,153,901)                    (25,871,252)
Share Transactions:
Proceeds from sale of shares                                                          4,455,297,994                   5,971,788,908
Net asset value of shares issued to shareholders in payment of distributions             17,495,927                      17,450,892
 declared
Cost of shares redeemed                                                              (4,453,362,197)                 (6,095,347,685)
Change in net assets resulting from share transactions                                   19,431,724                    (106,107,885)
Change in net assets                                                                     19,431,724                    (106,107,885)
Net Assets:
Beginning of period                                                                     489,363,348                     595,471,233
End of period                                                                   $       508,795,072             $       489,363,348

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

MARCH 31, 1998


Liquid Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.


SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 1998, capital paid-in aggregated $508,795,072. Transactions in shares were as follows:


Year Ended March 31,                                                   1998                         1997
Shares sold                                                               4,455,297,994                5,971,788,908
Shares issued to shareholders in payment of distributions declared           17,495,927                   17,450,892
Shares redeemed                                                          (4,453,362,197)              (6,095,347,685)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                19,431,724                 (106,107,885)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended March 31, 1998, the Trust shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fee

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 ISSUE (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to
avoid any adverse impact to the Trust.          Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Liquid Cash Trust as of March 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Liquid Cash Trust as of March 31, 1998, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche Llp
Pittsburgh, Pennsylvania
May 8, 1998

[Federated logo]

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

APRIL 28, 1999


A Statement of Additional Information (SAI) dated April 28, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400. You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Federated logo]

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N757

8050206A (4/99)




The graphic presentation displayed here consists of a bar chart representing the annual total returns of LIQUID CASH TRUST as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 10%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 1989 - 9.59%, 1990 - 8.36%, 1991 - 5.90%, 1992 - 3.61%,
1993 - 3.06%, 1994 - 4.21%, 1995- 5.94%, 1996 - 5.38%, 1997 - 5.52%, 1998 -
5.48%. The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed are based upon net asset value. The Fund's 7-day net yield as of December 31, 1998 was 4.81%. Within the period shown in the Chart, the Fund's highest quarterly return was 2.44% (quarter ended June 30, 1989). Its lowest quarterly return was 0.74% (quarter ended June 30, 1993.

Average Annual Total Return
1 Year                     5 Years                10 Years
5.48%                      5.30%                  5.69%
The bar chart shows the variability of the Fund's actual total return on a yearly basis.
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.







Statement of Additional Information



LIQUID CASH TRUST

A Portfolio of Money Market Obligations Trust


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Liquid Cash Trust (Fund), dated April 28, 1999.

Obtain the prospectus without charge by calling 1-800-341-7400.





April 28, 1999







                           Contents
                           How is the Fund Organized
                           Securities in Which the Fund Invests
                           How is the Fund Sold
                           Subaccounting Services
                           Redemption in Kind
                           Massachusetts Partnership Law
                           Account and Share Information
                           Tax Information
                           Who Manages and Provides Services to the Fund How Does the Fund Measure Performance
                           Who is Federated Investors, Inc.
                           Addresses
Cusip 60934N815

8050206B(4/99)

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on April 11, 1980, was reorganized as a portfolio of the Trust on April 30, 1999.



SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.


     Treasury Securities
     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.


     Agency Securities
     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidiaries, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

     For purposes of repurchase agreements, the Fund treats mortgage backed securities guaranteed by GSEs as agency securities.


     Mortgage Backed Securities
     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. The Fund uses mortgage backed securities as collateral for repurchase agreements.


     Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


     Zero Coupon Securities
     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bonds' coupon payments from the right to receive the bonds' principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities.


Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's investment adviser.


Special Transactions

     Repurchase Agreements
     Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase agreements are subject to credit risks.


     Reverse Repurchase Agreements
     Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


     Delayed Delivery Transactions
     Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.


Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.


INVESTMENT RISKS
There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Bond Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Sector Risks

o A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business political, or other developments which generally affect these issuers.


INVESTMENT policies
The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in thirteen months or less. It is the policy of the Fund to invest only in certain securities which qualify as short-term liquid assets under Section 566.1 (12 CFR 566.1) of the Regulations of the Office of Thrift Supervision. The types of securities which currently qualify as short-term liquid assets consist of the following: (1) Time deposits in a Federal Home Loan Bank, the Bank for Savings and Loan Association, Chicago, Illinois, or the Savings
         Banks Trust Company, New York, New York;

(2) Except as the Office may otherwise direct in a specific case, obligations of the United States;

(3) Obligations issued or fully guaranteed as to principal and interest by a Federal Home Loan Bank, the Federal National Mortgage Association, the Government National Mortgage Association, a Bank for Cooperatives (including the National Bank for Cooperatives or the United Bank for Cooperatives), a Farm Credit Bank, The Tennessee Valley Authority, The Export-Import Bank of the United States, The Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the Federal Home Loan Mortgage Association, or The National Credit Union Association;

(4) Savings accounts of an insured financial institution, including loans of unsecured day(s) funds to an insured financial institution (i.e., federal funds or similar unsecured loans if such accounts are: (a) negotiable and have remaining maturities of one year or less, (b) not negotiable and have remaining maturities of ninety days or less, ( c ) not withdrawable without notice and the notice periods do not exceed ninety days; loans of unsecured day(s) funds maturing in six months or less; and the priority of claims of a lender of unsecured day(s) funds is not subordinated to claims of depositors in the borrower thereof;

(5) Bankers acceptances of an insured financial institution if (a) the total of all such acceptances held by the same financial institution does not exceed 0.25 of one percent of the total deposits of such financial institution (as shown by its last published statement of condition preceding the date of acceptance), and (b) such acceptances have remaining maturities of nine months or less;

(6) Shares or certificates in certain open-end management investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940; and

(7)      Certain mortgage-related securities.

The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations. The Fund may also enter into repurchase agreements or reverse repurchase agreements which are secured by those U.S. government obligations which qualify as short-term liquid assets or bank instruments which qualify as short-term liquid assets. If existing statutes and/or regulations are changed to delete investments from or add investments to the list of portfolio instruments that the Fund may own, it will be the policy of the Fund, as and when permitted by such statutes or regulations, to dispose of securities that are no longer permitted investments and to consider purchasing securities that become permitted investments, all as may be deemed prudent by the Board of Trustees of the Fund.



INVESTMENT LIMITATIONS

     Selling Short and Buying on Margin
         The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.


     Industry Concentration
o The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.


     Borrowing Money
         The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.


     Pledging Assets
         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.


     Underwriting
         The Fund will not engage in underwriting of securities issued by others.


     Lending Cash or Securities
         The Fund will not lend any of its assets, except that it may participate in the federal funds market and purchase or hold money market instruments, including repurchase agreements, permitted by its investment objective and policies.


     Issuing Senior Securities
         The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Trust. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

As a matter of operating policy, which may be changed without shareholder approval, the Fund limits its dollar weighted average maturity to 90 days.



     Investing For Control

         The Fund will not invest in securities of a company for the purpose of exercising control or management.


     Investing in Restricted Securities
         The Fund may invest in restricted securities. Restricted securities are any securities which are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Trustees. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.


Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule") which regulates money market mutual funds. For example, with limited exceptions, the Rule prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by the Rule. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of April 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Athens Federal S&L Assn., Athens, TN, owned approximately 31,276,839 (5.97%) Shares and Central Bank & Trust Co., Lexington, KY, owned approximately 70,500,000 (13.45%) Shares.



TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.


As of April 7, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.






Name                                                                                                              Total
Birth Date                                                                                Aggregate           Compensation From
Address                            Principal Occupations                                  Compensation        Trust and Fund
Position With Trust                for Past Five Years                                    From Trust          Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                  $0     $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                         Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                           54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                      companies
Pittsburgh, PA                     Director, Federated Investment Counseling and                              in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                        Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                          investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                         companies
TRUSTEE                            Director, Member of Executive Committee, University                        in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;             $20,189     $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                       Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                         investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                        companies
Realtors                           ventures in Southwest Florida; formerly: President,                        in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Funds                  $0     $0 for the Trust
Birth Date: March 5, 1943          Complex; Chairman, President and Chief Executive                           and 43 other
353 El Brillo Way                  Officer, Cunningham & Co., Inc. ; Trustee Associate,                       investment
Palm Beach, FL                     Boston College; Director, EMC Corporation; formerly:                       companies in the
TRUSTEE                            Director, Redgate Communications.                                          Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                           Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                         investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                           companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                        in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                  Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                       investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                       companies
Palm Beach, FL                                                                                                in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Funds                  $0     $0 for the Trust
Birth Date: April 10, 1945         Complex; Management Consultant.                                            and 43 other
80 South Road                                                                                                 investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                       companies in the
                                   Bank; Chief Financial Officer of Retail Banking                            Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                             Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                      investment
President, Duquesne University                                                                                companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                          in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;             $18,351     $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                            Trust and 54 other
4905 Bayard Street                                                                                            investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                        companies in the
TRUSTEE                            America; business owner.                                                   Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Funds                  $0     $0 for the Trust
Birth Date: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.;                         and 40 other
2007 Sherwood Drive                President and Director, Manufacturers Products, Inc.;                      investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                            companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                            Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                        $0     $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                        and 22 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                      investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                         companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company;                      Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.







Edward C. Gonzales                 Trustee or Director of some of the Funds in the                     $0     $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                          1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                        companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                           Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company,  Federated Investment Counseling,
                                   Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

John W. McGonigle                  Executive Vice President and Secretary of the                       $0     $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                          and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                        investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                          companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                              Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                       $0     $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                             and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                               investment
1001 Liberty Avenue                management positions within Funds Financial Services                       companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                      Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                   $0     $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                       and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                           investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                              companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                       Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   Formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Research Corp., Federated Advisers,
                                   Federated Management, Federated Research, and
                                   Passport Research, Ltd.

Richard B. Fisher                  President or Vice President of some of the Funds in                 $0     $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                         and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                           investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                       companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                          Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the                      $0     $0 for the Trust
Birth Date: September 15, 1959     Trust.  Ms. Cunningham joined Federated Investors in                       and 6 other
Federated Investors Tower          1981 and has been a Senior Portfolio Manager and a                         investment
1001 Liberty Avenue                Senior Vice President of the Fund's investment                             companies in the
Pittsburgh, PA                     adviser since 1997.  Ms. Cunningham served as a                            Fund Complex
VICE PRESIDENT                     Portfolio Manager and a Vice President of the
                                   investment adviser from 1993 until 1996. Ms.
                                   Cunningham is a Chartered Financial Analyst and
                                   received her M.S.B.A. in Finance from Robert Morris
                                   College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                 $0     $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                          and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                          investment
Federated Investors Tower          President of the Fund's investment adviser since                           companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                      Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.   Ms.                 $0     $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                       and __ other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                        investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                          companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                         Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.



+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above .45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Research Services
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                        the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Deloitte & Touche LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


For the Year ended July 31:        1998                  1997         1996
Advisory Fee Earned          $1,762,293             1,964,969    2,415,000
Advisory Fee Reduction       $1,638,556             1,896,759    1,913,606
Administrative Fee             $332,474              371, 211      378,389
Shareholder Services Fee           None

     For the fiscal years ended July 31, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

Total returns given for the one, five and ten-year periods ended July 31, 1998.

Yield and Effective Yield are given for the 7-day period ended July 31, 1998.


                            7 -Day Period         1 Year    5 Years   10 Years


Total Return                         N/A           5.13%     4.66%      5.38%
Yield                            5.04%                         N/A      N/A
Effective Yield                  5.17%               N/A       N/A      N/A

     Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

          Lipper  Analytical   Services,   Inc.  ranks  funds  in  various  fund
          categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

         IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

         Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include Institutional Clients Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

Liquid Cash Trust


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000



Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110-1617




Prospectus

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing only in U.S. Treasury securities maturing in 13 months or less and repurchase agreements.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           6
How to Redeem Shares                                             6
Account and Share Information                                    7
Who Manages the Fund?                                            9
Financial Information                                           11
Report of Independent Public Accountants                        20

APRIL 28, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests only in a portfolio of U.S. Treasury securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other
government agency.          Risk/Return Bar Chart and Table

The Bar Chart and Performance Table below reflect historical performance data for Trust for U.S. Treasury Obligations (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

[Graph appears here]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year basis.

The Former Fund's shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value. The Former Fund's total return from January 1, 1999 to March 31, 1999 was 1.08%.

Within the period shown in the Chart, the Former Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993).

Average Annual Total Return Table
The following table represents the Former Fund's Average Annual Total Return for the calendar year ended December 31, 1998.

Calendar Period                                              Fund
1 Year                                                          5.11%
5 Years                                                         4.97%
10 Years                                                        5.37%

The Former Fund's 7-Day Net Yield as of December 31, 1998 was 4.49%.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential
rewards.      WHAT ARE THE FUND'S FEES AND EXPENSES?

TRUST FOR U.S. TREASURY OBLIGATIONS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Trust for U.S. Treasury Obligations.

Shareholder Fees
        Fees Paid Directly From Your Investment Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None Maximum Deferred
Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None

Maximum  Sales  Charge  (Load)  Imposed  on  Reinvested   Dividends  (and  other
Distributions)   (asapercentageofoffering  price)  None  Redemption  Fee  (as  a percentage of amount redeemed, if applicable) None Exchange Fee None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                             0.40%
Distribution (12b-1) Fee                                               None
Shareholder Services Fee                                                   0.25%
Other Expenses                                                             0.15%
Total Annual Fund Operating Expenses (before waivers)/1/                   0.80%
Total Waiver of Fund Expenses                                              0.35%
Total Actual Annual Fund Operating Expenses (after waivers)/2/             0.45%

1Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. If the Fund offers an additional class of shares in the future, the aforementioned expense limitation would not apply to expenses arising pursuant to a Rule 12b-1 or Shareholder Serving plan with respect to that class of shares.

2Total Actual Annual Fund Operating Expenses represent the net expenses the
 Fund expects to actually pay for the fiscal year ending September 30, 1999. For the fiscal year ended September 30, 1998, prior to the reorganization of Trust for U.S. Treasury Obligations, the Former Fund, as a portfolio of Money Market
 Obligations Trust, the Total Annual Fund Operating Expenses and Total Actual
 Annual Fund Operating Expenses (after waivers) were 0.80% and 0.45%, respectively


EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                            $ 46
3 Years                                                           $144
5 Years                                                           $252
10 Years                                                          $567


What are the Fund's Investment Strategies?


The Fund invests only in a portfolio of U.S. Treasury securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The average maturity of the Fund's portfolio will be 90 days or less.

  The Adviser targets an average portfolio maturity range by assessing likely movements in interest rates based upon general economic and market conditions. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to lengthen or shorten the portfolio's average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

 Repurchase agreements are subject to credit risks.


What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other
securities to implement its investment strategy.          What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge.

NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time).

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to individuals, directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive
dividends when the Fund receives your payment.      Investment professionals
should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and you will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

  Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

 Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .  Fund name, account number and
account registration;
 .  amount to be redeemed; and
 .  signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information


ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make
Federated Funds available to their customers.          ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets Under the investment advisory contract, which is subject to annual review by the Fund's Board, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the fund and its Shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 20.

Year Ended September 30,                  1998                1997               1996                  1995               1994
Net Asset Value, Beginning               $     1.00          $     1.00         $     1.00           $     1.00          $     1.00
 ofPeriod
Income from InvestmentOperations:
Net investment income                          0.05                0.05               0.05                 0.05                0.03
Less Distributions:
Distributions from net                        (0.05)              (0.05)             (0.05)               (0.05)              (0.03)
 investmentincome
Net Asset Value, End of Period           $     1.00          $     1.00         $     1.00           $     1.00          $     1.00
Total Return1                                  5.28%               5.16%              5.18%                5.45%               3.31%

Ratios to Average Net Assets:
Expenses                                       0.45%               0.45%              0.45%                0.45%               0.45%
Net investment income                          5.17%               5.04%              5.06%                5.28%               3.21%
Supplemental Data:
Net assets, end of period                $2,358,709          $1,797,163         $2,660,939           $3,031,247          $4,651,657
 (000omitted)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements


Portfolio of Investments

SEPTEMBER 30, 1998

Principal                                                                                                            Value
Amount
                                         SHORT-TERM U.S. GOVERNMENT OBLIGATIONS8.4%
$  197,000,000        U.S. Treasury Notes, 5.000% - 8.875%, 11/30/1998-7/31/1999                                  $   197,617,691
                      TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                                                    197,617,691
                      REPURCHASE AGREEMENTS91.9%1
   110,000,000        ABN AMRO Chicago Corp., 5.550%, dated 9/30/1998, due 10/1/1998                                  110,000,000
    70,000,000        Barclays de Zoete Wedd Securities, Inc., 5.250%, dated 9/30/1998, due 10/1/1998                  70,000,000
   290,000,000        Bear, Stearns and Co., 5.580%, dated 9/30/1998, due 10/1/1998                                   290,000,000
   110,000,000        CIBC Wood Gundy Securities Corp., 5.550%, dated 9/30/1998, due 10/1/1998                        110,000,000
    96,090,000        Credit Suisse First Boston, Inc., 5.500%, dated 9/30/1998, due 10/1/1998                         96,090,000
    42,600,000        Deutsche Bank Government Securities, Inc., 5.550%, dated 9/30/1998, due 10/1/1998                42,600,000
   110,000,000        Donaldson, Lufkin and Jenrette Securities Corp., 5.500%, dated 9/30/1998, due 10/1/1998         110,000,000
    81,000,000        Goldman Sachs Group, LP, 5.480%, dated 6/30/1998, due 10/1/1998                                  81,000,000
    13,000,000        Goldman Sachs Group, LP, 5.480%, dated 7/1/1998, due 10/2/1998                                   13,000,000
   110,000,000        Greenwich Capital Markets, Inc., 5.550%, dated 9/30/1998, due 10/1/1998                         110,000,000
   110,000,000        J.P. Morgan & Co., Inc., 5.500%, dated 9/30/1998, due 10/1/1998                                 110,000,000
    67,000,000   2    Merrill Lynch, Pierce, Fenner and Smith, 5.470%, dated 8/12/1998, due 11/10/1998                 67,000,000
    45,000,000        Merrill Lynch, Pierce, Fenner and Smith, 5.500%, dated 9/30/1998, due 10/1/1998                  45,000,000
   110,000,000        Societe Generale, New York, 5.580%, dated 9/30/1998, due 10/1/1998                              110,000,000
   110,000,000        Toronto Dominion Securities (USA) Inc., 5.600%, dated 9/30/1998, due 10/1/1998                  110,000,000
   150,000,000        Warburg Dillon Reed LLC, 5.250%, dated 9/30/1998, due 10/1/1998                                 150,000,000
   208,000,000        Warburg Dillon Reed LLC, 5.570%, dated 9/30/1998, due 10/1/1998                                 208,000,000
   335,000,000        Westdeutsche Landesbank Girozentrale, 5.580%, dated 9/30/1998, due 10/1/1998                    335,000,000
                      TOTAL REPURCHASE AGREEMENTS                                                                   2,167,690,000
                      TOTAL INVESTMENTS (AT AMORTIZED COST)3                                                      $ 2,365,307,691

1 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.


2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.


3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,358,708,706) at September 30, 1998.

The following acronyms are used throughout this portfolio:

LLC--Limited Liability Corporation
LP --Limited Partnership

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities


SEPTEMBER 30, 1998

Assets:
Investments in repurchase agreements                                               $   2,167,690,000
Investments in securities                                                                197,617,691
Total investments in securities, at amortized cost and value                                              $     2,365,307,691
Cash                                                                                                                  618,093
Income receivable                                                                                                   4,139,900
Receivable for shares sold                                                                                            108,316
 TOTAL ASSETS                                                                                                   2,370,174,000
Liabilities:
Payable for shares redeemed                                                                2,404,089
Income distribution payable                                                                8,220,957
Accrued expenses                                                                             840,248
 TOTAL LIABILITIES                                                                                                 11,465,294
Net Assets for 2,358,708,706 shares outstanding                                                           $     2,358,708,706
Net Asset Value, Offering Price, and Redemption Proceeds Per Share:
$2,358,708,706 / 2,358,708,706 shares outstanding                                                                       $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations


YEAR ENDED SEPTEMBER 30, 1998

Investment Income:
Interest                                                                                                              $ 106,802,926
Expenses:
Investment advisory fee                                                                           $   7,602,02
Administrative personnel and services fee                                                             1,433,29
Custodian fees                                                                                         111,489
Transfer and dividend disbursing agent fees and expenses                                                88,803
Directors'/Trustees' fees                                                                               23,578
Auditing fees                                                                                           13,192
Legal fees                                                                                              16,036
Portfolio accounting fees                                                                              155,565
Shareholder services fee                                                                              4,751,26
Share registration costs                                                                                21,900
Printing and postage                                                                                     9,518
Insurance premiums                                                                                      16,069
Taxes                                                                                                      535
Miscellaneous                                                                                           19,854
 TOTAL EXPENSES                                                                                      14,263,11
Reimbursements:
Reimbursement of investment advisory fee                                      $ (1,886,024)
Reimbursement of shareholder services fee                                       (3,801,010)
 TOTAL REIMBURSEMENTS                                                                               (5,687,034)
Net expenses                                                                                                              8,576,081
Net investment income                                                                                                 $  98,226,845

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                                                                 1998                                1997
Year Ended September 30
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                  $          98,226,845               $          122,829,265
Distributions to Shareholders:
Distributions from net investment income                                         (98,226,845)                        (122,829,265)
Share Transactions:
Proceeds from sale of shares                                                   8,814,750,379                       10,154,245,628
Net asset value of shares issued to shareholders in payment of                    11,702,911                           13,230,871
 distributions declared
Cost of shares redeemed                                                       (8,264,907,672)                     (11,031,251,972)
Change in net assets resulting from share transactions                           561,545,618                         (863,775,473)
Change in net assets                                                             561,545,618                         (863,775,473)
Net Assets:
Beginning of period                                                            1,797,163,088                        2,660,938,561
End of period                                                          $       2,358,708,706               $        1,797,163,088

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

Trust for U.S. Treasury Obligations (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.


Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1998, capital paid-in aggregated $2,358,708,706. Transactions in
shares were as follows:
                                                                                             1998                      1997
Year Ended September 30
Shares sold                                                                               8,814,750,379              10,154,245,628
Shares issued to shareholders in payment of distributions declared                           11,702,911                  13,230,871
Shares redeemed                                                                          (8,264,907,672)            (11,031,251,972)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                               561,545,618                (863,775,473)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The adviser will waive to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses, exceed 0.45% of its average daily net assets of the Trust.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of- pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be
sufficient to avoid any adverse impact to the Trust.          Report of
Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF TRUST FOR U.S. TREASURY
OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities of Trust for U.S. Treasury Obligations (a Massachusetts business trust), including the schedule of portfolio investments, as of September 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and with brokers. As to confirmation replies not received, we carried out alternate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations as of September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP
Pittsburgh, Pennsylvania
November 20, 1998




[Federated logo]

Trust For U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

APRIL 28, 1999

A Statement of Additional Information (SAI) dated April 28, 1999 is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


[Federated logo]

Investment Company Act File No. 811-5950
Cusip 60934N799


8110114A (4/99)

[RECYCLED PAPER LOGO]




The graphic presentation displayed here consists of a bar chart representing the annual total returns of TRUST FOR U.S. TREASURY OBLIGATIONS as of the calendar year-end for each of 10 years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 9%. The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 1989 - 9.00%, 1990 - 7.97%, 1991 - 5.79%, 1992 - 3.49%, 1993 - 2.80%, 1994 - 3.62%, 1995- 5.63%, 1996 -
5.06%, 1997 - 5.22%, 1998 - 5.11%. The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed are based upon net asset value. The Fund's 7-day net yield as of December 31, 1998 was 4.49%. Within the period shown in the Chart, the Fund's highest quarterly return was 2.29% (quarter ended June 30, 1989). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993.

Average Annual Total Return
1 Year                     5 Years                10 Years
5.11%                      4.97%                  5.37%
The bar chart shows the variability of the Fund's actual total return on a yearly basis.
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.







Statement of Additional Information



TRUST FOR U.S. TREASURY OBLIGATIONS

A Portfolio of Money Market Obligations Trust

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for U.S. Treasury Obligations
(Fund), dated April 28, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.





April 28, 1999







             Contents
             How is the Fund Organized?
             Securities in Which the Fund Invests
             How is the Fund Sold?
             Subaccounting Services
             Redemption in Kind
             Massachusetts Partnership Law
             Account and Share Information
             Tax Information
             Who Manages and Provides Services to the Fund?
             How Does the Fund Measure Performance?
             Who is Federated Investors, Inc.?
             Addresses
Cusip 60934N7999


88110114B(4/99)

HOW IS THE FUND ORGANIZED?


The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund, which was established on July 24, 1979, was reorganized as a portfolio of the Trust on April 30, 1999.



SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

     Zero Coupon Securities do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs are the most common forms of "stripped" U.S. Treasury zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

Special Transactions

     Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. The Fund's return is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

     A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase Agreements are subject to Credit Risk.


     Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to Credit Risk. In addition, reverse repurchase agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


     When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

     Asset Coverage. In order to secure its obligations in connection with when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund. Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. The Fund will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.


INVESTMENT RISKS

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. Treasury money market fund are described below.

Market Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
o Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.
Credit Risk
o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


fundamental investment policies
The Fund pursues its investment objective by investing in a portfolio of short-term U.S. Treasury obligations. The Fund will invest only in short-term U.S. Treasury obligations. "U.S. Treasury obligations" refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as (i) U.S. Treasury bills, notes and bonds and (ii) instruments of the Export-Import Bank of the U.S., the General Services administration, the Small Business Administration and the Washington Metropolitan Area Transit Authority, maturing in one year or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within one year from the date of acquisition. The Fund may also purchase U.S. Treasury obligations on a when-issued or delayed delivery basis. The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Fund will not sell any portfolio instruments short or purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.


Borrowing Money
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments (any such borrowings under this section will not be collateralized.) This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous. Interest paid by the Fund on borrowed funds will not be available for investment.


Pledging Assets
The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.


Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations including repurchase agreements as permitted by its investment objective and policies.



Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests.


Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board of Trustees (Board) without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



Investing in Restricted Securities
The Fund will not invest in securities subject to restrictions on resale under federal securities law.


Investing in Illiquid Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities.


Investing for Control
The Fund will not invest in securities of a company for the purpose of exercising control or management.


Investing in Options
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Fund must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?


     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of April 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Pierson & Co., Farmington Hill, MI, owned approximately 85,123,665 (5.20%) Shares; Fleet Securities, Rochester, NY, owned approximately 85,944,584 (5.25%) Shares; and First Union National Bank, Charlotte, NC, on behalf of certain underlying accounts, owned approximately 241,135,257 (14.72%) Shares



TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.


As of April 7, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name                                                                                                            Total
Birth Date                                                                                  Aggregate           Compensation From
Address                            Principal Occupations                                    Compensation        Trust and Fund
Position With Trust                for Past Five Years                                      From Trust          Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of                    $0     $0 for the
Birth Date: July 28, 1924          the Federated Fund Complex; Chairman and Director,                           Trust and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                             54 other investment
1001 Liberty Avenue                Federated Investment Management Company; Chairman and                        companies
Pittsburgh, PA                     Director, Federated Investment Counseling and                                in the Fund Complex
CHAIRMAN AND TRUSTEE               Federated Global Investment Management Corp.;
                                   Chairman, Passport Research, Ltd.
Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;               $18,351     $113,860.22 for the
Birth Date: February 3, 1934       Director, Member of Executive Committee, Children's                          Trust and 54 other
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                            investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                           companies
TRUSTEE                            Director, Member of Executive Committee, University                          in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;               $20,189     $125,264.48 for the
Birth Date: June 23, 1937          President, Investment Properties Corporation; Senior                         Trust and 54 other
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                           investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                          companies
Realtors                           ventures in Southwest Florida; formerly: President,                          in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

John F. Cunningham++               Director or Trustee of some of the Federated Funds                    $0     $0 for the Trust
Birth Date: March 5, 1943          Complex; Chairman, President and Chief Executive                             and 43 other
353 El Brillo Way                  Officer, Cunningham & Co., Inc. ; Trustee Associate,                         investment
Palm Beach, FL                     Boston College; Director, EMC Corporation; formerly:                         companies in the
TRUSTEE                            Director, Redgate Communications.                                            Fund Complex

                                   Retired: Chairman of the Board and Chief Executive
                                   Officer, Computer Consoles, Inc., President and Chief
                                   Operating Officer, Wang Laboratories; Director, First
                                   National Bank of Boston; Director, Apollo Computer,
                                   Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;               $18,351     $113,860.22 for the
Birth Date: October 11, 1932       Professor of Medicine, University of Pittsburgh;                             Trust and 54 other
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                           investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                             companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                          in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.

Peter E. Madden                    Director or Trustee of the Federated Fund Complex;               $18,351     $113,860.22 for the
Birth Date: March 16, 1942         formerly: Representative, Commonwealth of                                    Trust and 54 other
One Royal Palm Way                 Massachusetts General Court; President, State Street                         investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                         companies
Palm Beach, FL                                                                                                  in the Fund Complex
TRUSTEE                            Retired: Director, VISA USA and VISA International;
                                   Chairman and Director, Massachusetts Bankers
                                   Association; Director, Depository Trust Corporation.

Charles F. Mansfield, Jr.++        Director or Trustee of some of the Federated Funds                    $0     $0 for the Trust
Birth Date: April 10, 1945         Complex; Management Consultant.                                              and 43 other
80 South Road                                                                                                   investment
Westhampton Beach, NY TRUSTEE      Retired: Chief Executive Officer, PBTC International                         companies in the
                                   Bank; Chief Financial Officer of Retail Banking                              Fund Complex
                                   Sector, Chase Manhattan Bank; Senior Vice President,
                                   Marine Midland Bank; Vice President, Citibank;
                                   Assistant Professor of Banking and Finance, Frank G.
                                   Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;               $18,351     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                               Trust and 54 other
Birth Date: December 20, 1932      Consulting Partner, Mollica & Murray.                                        investment
President, Duquesne University                                                                                  companies
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of                            in the Fund Complex
TRUSTEE                            Pittsburgh School of Law; Dean and Professor of Law,
                                   Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;               $18,351     $113,860.22 for the
Birth Date: June 21, 1935          Public Relations/Marketing/Conference Planning.                              Trust and 54 other
4905 Bayard Street                                                                                              investment
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of                          companies in the
TRUSTEE                            America; business owner.                                                     Fund Complex

John S. Walsh++                    Director or Trustee of some of the Federated Funds                    $0     $0 for the Trust
Birth Date: November 28, 1957      Complex; President and Director, Heat Wagon, Inc.;                           and 40 other
2007 Sherwood Drive                President and Director, Manufacturers Products, Inc.;                        investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                              companies in the
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                              Fund Complex
                                   Kelly, Inc.; formerly, Vice President, Walsh & Kelly,
                                   Inc.

J. Christopher Donahue+            President or Executive Vice President of the                          $0     $0 for the Trust
Birth Date: April 11, 1949         Federated Fund Complex; Director or Trustee of some                          and 22 other
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                        investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                           companies in the
Pittsburgh, PA                     and Trustee, Federated Investment Management Company,                        Fund Complex
PRESIDENT                          President and Director, Federated Investment
                                   Counseling and Federated Global Investment
                                   Management Corp.; President, Passport
                                   Research, Ltd.; Trustee, Federated
                                   Shareholder Services Company; Director,
                                   Federated Services Company.







Edward C. Gonzales                 Trustee or Director of some of the Funds in the                       $0     $0 for the Trust and
Birth Date: October 22, 1930       Federated Fund Complex; President, Executive Vice                            1 other investment
Federated Investors Tower          President and Treasurer of some of the Funds in the                          companies in the
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                             Fund Complex
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Investment
EXECUTIVE VICE PRESIDENT           Management Company,  Federated Investment Counseling,
                                   and Federated Global Investment Management Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

John W. McGonigle                  Executive Vice President and Secretary of the                         $0     $0 for the Trust
Birth Date: October 26, 1938       Federated Fund Complex; Executive Vice President,                            and 54 other
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                          investment
1001 Liberty Avenue                Trustee, Federated Investment Management Company;                            companies in the
Pittsburgh, PA                     Director, Federated Investment Counseling and                                Fund Complex
EXECUTIVE VICE PRESIDENT AND       Federated Global Investment Management Corp.;
SECRETARY                          Director, Federated Services Company; Director,
                                   Federated Securities Corp.

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                         $0     $0 for the Trust
Birth Date:  June 17, 1954         President - Funds Financial Services Division,                               and 54 other
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                                 investment
1001 Liberty Avenue                management positions within Funds Financial Services                         companies in the
Pittsburgh, PA                     Division of Federated Investors, Inc.                                        Fund Complex
TREASURER

William D. Dawson, III             Chief Investment Officer of this Fund and various                     $0     $0 for the Trust
Birth Date: March 3, 1949          other Funds in the Federated Fund Complex; Executive                         and 41 other
Federated Investors Tower          Vice President, Federated Investment Counseling,                             investment
1001 Liberty Avenue                Federated Global Investment Management Corp.,                                companies in the
Pittsburgh, PA                     Federated Investment Management Company and Passport                         Fund Complex
CHIEF INVESTMENT OFFICER           Research, Ltd.; Registered Representative, Federated
                                   Securities Corp.; Portfolio Manager,
                                   Federated Administrative Services; Vice
                                   President, Federated Investors, Inc.;
                                   Formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Research Corp., Federated Advisers,
                                   Federated Management, Federated Research, and
                                   Passport Research, Ltd.

Richard B. Fisher                  President or Vice President of some of the Funds in                   $0     $0 for the Trust
Birth Date: May 17, 1923           the Federated Fund Complex; Director or Trustee of                           and 6 other
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                             investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                         companies in the
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                            Fund Complex
VICE PRESIDENT

Deborah A. Cunningham              Deborah A. Cunningham is Vice President of the                        $0     $0 for the Trust
Birth Date: September 15, 1959     Trust.  Ms. Cunningham joined Federated Investors in                         and 6 other
Federated Investors Tower          1981 and has been a Senior Portfolio Manager and a                           investment
1001 Liberty Avenue                Senior Vice President of the Fund's investment                               companies in the
Pittsburgh, PA                     adviser since 1997.  Ms. Cunningham served as a                              Fund Complex
VICE PRESIDENT                     Portfolio Manager and a Vice President of the
                                   investment adviser from 1993 until 1996. Ms.
                                   Cunningham is a Chartered Financial Analyst and
                                   received her M.S.B.A. in Finance from Robert Morris
                                   College.

Mary Jo Ochson                     Mary Jo Ochson is Vice President of the Trust.  Ms.                   $0     $0 for the Trust
Birth Date:  September 12,         Ochson joined Federated Investors in 1982 and has                            and 7 other
1953                               been a Senior Portfolio Manager and a Senior Vice                            investment
Federated Investors Tower          President of the Fund's investment adviser since                             companies in the
1001 Liberty Avenue                1996.  From 1988 through 1995, Ms. Ochson served as a                        Fund Complex
Pittsburgh, PA                     Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                     investment adviser.  Ms. Ochson is a Chartered
                                   Financial Analyst and received her M.B.A. in Finance
                                   from the University of Pittsburgh.

Susan R. Hill                      Susan R. Hill is Vice President of the Trust.   Ms.                   $0     $0 for the Trust
Birth Date:  June 20, 1963         Hill joined Federated Investors in 1990 and has been                         and __ other
Federated Investors Tower          a Portfolio Manager since 1993 and a Vice President                          investment
1001 Liberty Avenue                of the Fund's investment adviser since 1997.  Ms.                            companies in the
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                           Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1997.  Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.

+Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

++Messrs. Cunningham , Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above .45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.



Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.



Research Services
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.



ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee             Average Aggregate Daily Net Assets of
                                        the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs

Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES


For the Year ended September 30          1998         1997           1996
Advisory Fee Earned                $7,602,021   $9,753,169    $11,252,925
Advisory Fee Reduction             $1,886,024   $2,452,468     $2,913,538
Brokerage Commissions                      $0           $0             $0
Administrative Fee                 $1,433,292   $1,841,240     $2,127,329
Shareholder Services Fee           $4,751,263     N/A              N/A

For the fiscal years ended September 30, 1998, 1997 and 1996, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and ten-year periods ended September 30, 1998.

Yield and Effective Yield given for the seven-day period ended September 30, 1998.


Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.


                            7 Day Period          1 Year   5 Years    10 Years
Total Return                N/A                   5.28%    4.87%      5.46%
Yield                       4.98%                 N/A      N/A        N/A
Effective Yield             5.10%                 N/A      N/A        N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     oLipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

oIBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

oMoney, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

     o Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

In the equity sector, Federated has more than 28 years' of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.



Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

Trust for u.s. treasury obligations

A Portfolio of Money Market Obligations Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812


PART C.         OTHER INFORMATION.
Item 23           Exhibits:

     (a)  (i) Conformed copy of Declaration of Trust of the Registrant; (12)
             (ii)     Conformed copy of Amendment to the Declaration of Trust
                      of the Registrant;; (12)
             (iii)    Conformed copy of Amendment No. 2 to Declaration of Trust
                       of the Registrant; (17)
             (iv)     Conformed copy of Amendment No. 3 to Declaration of Trust
                          of the Registrant; (17)
             (v)      Conformed copy of Amendment No. 4 to Declaration of Trust
                       of the Registrant; (17)
             (vi)     Conformed copy of Amendment No. 5 to Declaration of Trust
                          of the Registrant; (17)
             (vii)    Conformed copy of Amendment No. 6 to Declaration of Trust
                          of the Registrant; (17)
             (viii)   Conformed copy of Amendment No. 8 to Declaration of Trust
                          of the Registrant; (10)
             (ix)     Conformed copy of Amendment No. 9 to Declaration of Trust
                          of the Registrant; (15)
             (x)      Conformed copy of Amendment No. 10 to Declaration of Trust of the Registrant; (16)
     (b)     (i)    Copy of By-Laws of the Registrant; (12)
             (ii)   Copy of Amendment No. 1 to By-Laws of the
                      Registrant; (17)
             (iii)  Copy of Amendment No. 2 to By-Laws of the Registrant; (17)
             (iv)   Copy of Amendment No. 3 to By-Laws of the Registrant; (17)
             (v)    Copy of Amendment No. 4 to By-Laws of the Registrant; (17)

     (c)     (i)      Copy of Specimen Certificate for Shares of Beneficial
                      Interest of the Registrant; (8)
-------------------
   +  All exhibits are being filed electronically

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed February 21, 1995. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

(ii)Copies of Specimen Certificates for Shares of Beneficial Interest of Automated Cash Management Trust-Cash II Shares and Institutional Service Shares and Treasury Obligations Fund- Institutional Capital Shares; (16)

  (d)     (i)      Conformed copy of Investment Advisory Contract of the
                    Registrant; (12)
          (ii) Conformed copies of Exhibits A through
          G to Investment Advisory Contract of the
          Registrant; (12) (iii) Conformed copy of
          Investment Advisory Contract of the
          Registrant (Government Obligations Tax
                   Managed Fund only); (11)
          (iv)     Conformed copy of Exhibit A to
                   Investment Advisory Contract of the
                   Registrant(Government Obligations
                   Tax Managed Fund only); (11)
  (e)     (i)      Conformed copy of Distributor's Contract of the
                     Registrant; (7)
          (ii)     Conformed copy of Exhibit B to the Distributor's
                     Contract; (15)
          (iii) Conformed copy of Exhibit D to the Distributor's Contract of the Registrant;
          (15)
          (iv) Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (16)
          (v) Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (16)
          (v) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
                    Mutual Funds
                   Service Agreement; and Plan Trustee/ Mutual Funds Service
                    Agreement from Item 24(b)(6) of the
                   Cash Trust Series II Registration Statement filed with the
                   Commission on July 24, 1995. (File
                   Nos. 33-38550 and 811-6269).
           (f)   Not applicable;

-------------------

      + All exhibits are being filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 7, 1995. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

     (g)      (i)Conformed copy of Custodian Agreement of
              the Registrant; (8) (ii) Conformed copy of
              Custodian Fee Schedule; (17)
     (h)      (i)      Conformed copy of Amended and Restated Agreement for
                       Fund Accounting Services, Administrative Services,
                       Transfer Agency Services and Custody Services
                       Procurement;(17)
              (ii) The responses described in Item
              24(b)(vi) are hereby incorporated by
              reference. (iii) Conformed copy of Amended
              and Restated Shareholder Services Agreement
              of the Registrant; (17) (iv) The Registrant
              hereby incorporates by reference the
              conformed copy of the Shareholder Services
                       Sub-Contract between Fidelity and
                       Federated Shareholder Services from
                       Item 24(b)(9)(iii) of the Federated
                       GNMA Trust Registration Statement
                       on Form N-1A, filed with the
                       Commission on March 25, 1996 (File
                       Nos. 2-75670 and 811-3375).
     (i) Conformed copy of Opinion and Consent of Counsel
     as to legality of shares being registered; (12) (j)
     (i) Conformed copy of Consents of Deloitte & Touche
     LLP, Independent Auditors for:
                      (a)      Federated Master Trust; +
                      (b)      Liquid Cash Trust; +
                      (c)      Automated Government Money Trust;+ and
                      (d) Trust for Short-Term U.S.
              Government Securities + (ii) Conformed copy
              of Consents of Arthur Andersen LLP for:
                      (a)Trust for Government Cash Reserves +
                      (b)Trust for U.S. Treasury Obligations +
                      (c)Federated Short-Term U.S. Government Trust +
     (k)      Not applicable;
     (l)      Conformed copy of Initial Capital Understanding; (12)
    (m)      (i)      Conformed copy of Distribution Plan of the Registrant;(16)
              (ii) Conformed copy of Exhibit A to the
              Distribution Plan of the Registrant; (16)
              (iii) The responses described in Item
              24(b)(vi) are hereby incorporated by
              reference.

  +   All exhibits are being filed electronically


8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed September 23, 1997. (File Nos. 33-31602 and 811-
     5950)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

                           (n)      Copies of Financial Data Schedules;(17)
                           (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141).
(p)      Conformed copy of Power of Attorney; (18)
                                    (i) Conformed copy of Power of Attorney of
                                    Chief Investment Officer of the Registrant;
                                    (18) (ii) Conformed copy of Power of
                                    Attorney of Treasurer of the Registrant;
                                    (18)


Item 24.      Persons Controlled by or Under Common Control with Registrant:

              None


Item 25.      Indemnification:  (1)

Item 26.  Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.


17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed February 12, 1999. (File Nos. 33-31602 and 811-5950)

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:          William D. Dawson, III
                                                  Henry A. Frantzen
                                                  J. Thomas Madden

              Senior Vice Presidents:             Joseph M. Balestrino
                                                  Drew J. Collins
                                                  Jonathan C. Conley
                                                  Deborah A. Cunningham
                                                  Mark E. Durbiano
                                                  Sandra L. McInerney
                                                  Susan M. Nason
                                                  Mary Jo Ochson
                                                  Robert J. Ostrowski

              Vice Presidents:                    Todd A. Abraham
                                                  J. Scott Albrecht
                                                  Arthur J. Barry
                                                  Randall S. Bauer
                                                  David A. Briggs
                                                  Micheal W. Casey
                                                  Kenneth J. Cody
                                                  Alexandre de Bethmann
                                                  Michael P. Donnelly
                                                  Linda A. Duessel
                                                  Donald T. Ellenberger
                                                  Kathleen M. Foody-Malus
                                                  Thomas M. Franks
                                                  Edward C. Gonzales
                                                  James E. Grefenstette
                                                  Susan R. Hill
                                                  Stephen A. Keen
                                                  Robert K. Kinsey
                                                  Robert M. Kowit
                                                  Jeff A. Kozemchak
                                                  Richard J. Lazarchic
                                                  Steven Lehman
                                                  Marian R. Marinack
                                                  Charles A. Ritter
                                                  Keith J. Sabol
                                                  Frank Semack
                                                  Aash M. Shah
                                                  Christopher Smith
                                                  Tracy P. Stouffer
                                                  Edward J. Tiedge
                                                  Paige M. Wilhelm
                                                  Jolanta M. Wysocka
                                                  Marc Halperin

              Assistant Vice Presidents:          Nancy J. Belz
                                                  Robert E. Cauley
                                                  Lee R. Cunningham, II
                                                  B. Anthony Delserone, Jr.
                                                  Paul S. Drotch
                                                  Salvatore A. Esposito
                                                  Donna M. Fabiano
                                                  John T. Gentry
                                                  William R. Jamison
                                                  Constantine Kartsonsas
                                                  John C. Kerber
                                                  Grant K. McKay
                                                  Natalie F. Metz
                                                  Joseph M. Natoli
                                                  John Sheehy
                                                  Michael W. Sirianni
                                                  Leonardo A. Vila
                                                  Lori A. Wolff
                                                  Gary Farwell

              Secretary:                          Stephen A. Keen

              Treasurer:                          Thomas R. Donahue

              Assistant Secretaries:              Thomas R. Donahue
                                                  Richard B. Fisher
                                                  Christine I. Newcamp

              Assistant Treasurer:                Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


              For a description of the other business of Federated Administrative Services, the investment adviser for Government Obligations Tax-Managed Fund, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of two of the Trustees of Federated Administrative Services are included in Part B of this Registration Statement under "Money Market Obligations Trust Management." The remaining Trustees of Federated Administrative Services, their principal occupations and business addresses are:
              Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947, and Arthur L. Cherry (President, Chief Executive Officer, and Trustee, Federated Services Company; Director, Edgewood Services, Inc.; Trustee, Advanced Information Systems; President and Director, Federated Administrative Services, Inc.; President, Federated Administrative Services; Trustee, Federated Bank and Trust; President and Trustee, Federated Shareholder Services Company; President and Director, FS Holdings, Inc.; Chairman and Trustee, Retirement Plan Service Company of America), Federated Investors Tower, Pittsburgh, Pennsylvania, 15222-3779. From 1994 to January 27, 1997, Mr. Cherry was Managing Partner, AT&T Solutions.

              The remaining Officers of Federated Administrative Services are:

              President:                      Arthur L. Cherry

              Senior Vice Presidents:         Emily H. Emigh
                                              Ronald M. Petnuch

              Vice Presidents:                Debbie Adams-Marshall
                                              C. Grant Anderson
                                              Keith A. Antle
                                              Gail Cagney
                                              Charles L. Davis, Jr.
                                              Michael L. Guzzi
                                              Matthew S. Hardin
                                              J. Crilley Kelly
                                              Dennis M. Laffey
                                              Joseph S. Machi
                                              Diane M. Marzula
                                              Jay S. Neuman
                                              J. David Richter
                                              Thomas P. Sholes
                                              Victor R. Siclari
                                              Jeffrey W. Sterling
                                              Richard J. Thomas
                                              C. Christine Thomson
              Assistant Vice Presidents:      Anthony R. Bosch
                                              Karen M. Brownlee
                                              Mark Crowley
                                              Gerald P. DiMarco
                                              C. Todd Gibson
                                              Timothy S. Johnson
                                              Deborah M. Molini
                                              Donna J. Padezan
                                              Leslie C. Petrone
                                              James R. Risbon

              Assistant Secretary:            Amanda J. Reed

              Treasurer:                      Lawrence Caracciolo


              The business address of each of the Officers of Federated Administrative Services is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.


Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

                  (b)



              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Exec. Vice Pres.
Federated Investors Tower                  President,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:




Registrant                                                Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA  15222-3779
                                                          (Notices should be
sent to the Agent for Service at the above address.)

                                                          Federated Investors Funds
                                                          5800 Corporate Drive
                                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company                    P.O. Box 8600
("Transfer Agent and Dividend                             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                                Federated Investors Tower
("Administrator")                                         1001 Liberty Avenue
                                                          Pittsburgh, PA  15222-3779

Federated Management                                      Federated Investors Tower
Federated Administrative Services                         1001 Liberty Avenue
Federated Investment Management Company.                  Pittsburgh, PA  15222-3779
("Advisers")

State Street Bank and Trust Company                       P.O. Box 8600
("Custodian")     Boston, MA 02266-8600

Item 29.          Management Services:  Not applicable.


Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of April, 1999.

                         MONEY MARKET OBLIGATIONS TRUST

                           BY: /s/ Gail Cagney
                           Gail Cagney, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           April 26, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                      TITLE                       DATE

By:   /s/ Gail Cagney
      Gail Cagney                     Attorney In Fact           April 26, 1999
      ASSISTANT SECRETARY             For the Persons
                                      Listed Below

      NAME                               TITLE

John F. Donahue*                        Chairman and Trustee
                                        (Chief Executive Officer)

J. Christopher Donahue*                 President and Trustee

Richard J. Thomas*                      Treasurer(Principal Financial and
                                        Accounting Officer)

William D. Dawson, III*                 Chief Investment Officer

Thomas G. Bigley*                       Trustee

John T. Conroy, Jr.*                    Trustee

John F. Cunningham*                     Trustee

William J. Copeland*                    Trustee

Lawrence D. Ellis, M.D.*                Trustee

Peter E. Madden*                        Trustee

Charles F. Mansfield, Jr.*              Trustee

John E. Murray, Jr., J.D., S.J.D.*      Trustee

Marjorie P. Smuts*                      Trustee

John S. Walsh*                          Trustee
* By Power of Attorney